                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 33                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 33                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: March 31, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on March 31, 2005 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

International Growth Fund

MARCH 31, 2005

INTERNATIONAL GROWTH FUND IS CLOSED TO NEW RETAIL INVESTORS, BUT IS AVAILABLE
THROUGH FINANCIAL INTERMEDIARIES. SHAREHOLDERS WHO HAVE OPEN ACCOUNTS MAY MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

                                                            ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus  includes  information about Investor Class and  Institutional  Class shares.  Investor Class shares are available  directly from  American  Century and  Institutional  Class  shares are offered  primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund's  portfolio  managers  look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American
Century. Management of the fund is based on the belief that, over the long term, stock price movements  follow growth in earnings and/or cash flow. The portfolio managers use a variety of analytical  research  tools and techniques to identify the stocks of companies that meet their investment criteria.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities,  which are generally riskier than U.S. securities.  As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  fund   generally   invests  in  securities
     denominated  in foreign  currencies,  the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those  shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the chart, depending on the expenses of that class.

INTERNATIONAL GROWTH FUND -- INVESTOR CLASS(1)

2004      15.31%
2003      25.38%
2002     -19.25%
2001     -26.79%
2000     -15.01%
1999      64.44%
1998      19.01%
1997      19.72%
1996      14.43%
1995      11.89%

(1)  FROM AUGUST 1,1996 TO JULY 30, 1997, A PORTION OF THE FUND'S MANAGEMENT FEE
     WAS WAIVED. AS A RESULT, THE FUND'S RETURNS ARE HIGHER THAN THEY WOULD HAVE
     BEEN HAD THE FEE WAIVER NOT BEEN IN EFFECT.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                     HIGHEST                  LOWEST

International Growth                 48.19% (4Q 1999)         -19.69% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the fund's  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of the fund shares over the time  periods  shown,  but  does not  reflect  the  impact  of taxes on fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the
Institutional  Class shares will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH(1)

Return Before Taxes                               15.31%     -6.19%      8.10%

Return After Taxes on Distributions               15.32%     -6.83%      6.70%

Return After Taxes on Distributions
  and Sale of Fund Shares                         10.37%     -5.27%      6.47%

MSCI EAFE Index                                   20.25%     -1.13%      5.62%
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                            16.12%     -6.02%      3.10%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  FROM AUGUST 1 ,1996 TO JULY 30,  1997,  A PORTION OF THE FUND'S  MANAGEMENT
     FEE WAS WAIVED. AS A RESULT,  THE FUND'S RETURNS ARE HIGHER THAN THEY WOULD
     HAVE BEEN HAD THE FEE WAIVER NOT BEEN IN EFFECT.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004     1 YEAR  5 YEARS  10 YEARS  LIFE OF CLASS(1)
---------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH

Return Before Taxes                               15.67%   -5.99%     N/A     5.73%

MSCI EAFE Index                                   20.25%   -1.13%     N/A     5.40%(2)
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                            16.12%   -6.02%     N/A     2.30%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS NOVEMBER 20, 1997.

(2)  SINCE  NOVEMBER 30, 1997,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS

   Maximum Account Maintenance Fee                                     $25(1)

--------------------------------------------------------------------------------
INVESTOR CLASS AND INSTITUTIONAL CLASS

   Redemption/Exchange Fee
   (as a percentage of amount redeemed/exchanged)                     2.0%(2)

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

(2)  APPLIES ONLY TO INTERNATIONAL GROWTH INVESTOR CLASS AND INSTITUTIONAL CLASS
     SHARES  PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS.
     THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED  DIVIDENDS OR
     CAPITAL GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT  DISTRIBUTION AND     OTHER        TOTAL ANNUAL FUND
                        FEE(1)      SERVICE (12B-1)FEES  EXPENSES(2)  OPERATING EXPENSES
----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor Class         1.25%        None               0.01%          1.26%

   Institutional Class    1.05%        None               0.01%          1.06%

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR       3 YEARS      5 YEARS         10 YEARS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor Class           $128         $398          $689            $1,514

   Institutional Class      $108         $336          $583            $1,288

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  individual  companies to identify  trends in  earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates,  although  still  negative,  are less negative than prior periods.
Other  analytical   techniques  help  identify   additional  signs  of  business
improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of  companies  whose  characteristics  no longer  meet their criteria.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio managers believe that it is important to diversify the fund's holdings across different  countries and geographical  regions in an effort to manage the risks of an international  portfolio.  For this reason,  the portfolio  managers also  consider the  prospects for relative  economic  growth among  countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in convertible securities,  equity-equivalent securities, forward currency exchange contracts,  short-term  securities,  nonleveraged  futures  contracts  and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies.  The fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities,  equity-equivalent securities, forward currency exchange contracts,  nonleveraged futures and options, notes, bonds and other debt  securities  of  companies,  and  obligations  of domestic or foreign governments and their agencies.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or  another  currency.  To the  extent the fund  assumes a  defensive  position, however, it will not be pursuing its objective of capital growth.

International  Growth's  assets  will be invested  primarily  in  securities  of companies  located in at least three developed  countries  (excluding the United
States).

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The fund considers developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the  Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,  Spain,  Sweden,
Switzerland,  the United Kingdom and the United States. In addition,  as used in the  statement  of  additional  information,  securities  of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii)  derive a  significant  portion  of their  business  from  emerging  market countries.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

In summary,  investing in this fund is intended for  investors  who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment  Management,
Inc. (the  advisor).  The advisor has been  managing  mutual funds since January
2005 and is  headquartered  at 666 3rd Avenue,  23rd Floor,  New York,  New York
10017.  Prior to January  2005,  the fund was  managed by the  advisor's  parent company,  American Century Investment  Management,  Inc. (ACIM),  which has been managing  mutual funds since 1958. The change of investment  advisor is a result of a  corporate  restructuring  of ACIM,  in which ACGIM was  incorporated  as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.  The advisor has hired ACIM to make the  day-to-day  investment decisions for the cash portion of the fund.  ACIM  performs this function  under the supervision of the advisor and the fund's Board of Directors.

For the  services  it  provided  to each fund,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED
NOVEMBER 30, 2004                         INVESTOR CLASS     INSTITUTIONAL CLASS

International Growth                           1.25%               1.05%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling,  Vice President and Portfolio  Manager,  has been a member of the team that  manages  International  Growth since April 2002.  He joined  American
Century in October 1999 as an Investment Analyst. He was named Portfolio Manager in April 2002 and  served in that  capacity  until  being  named to his  current position in February 2004. Prior to joining American Century,  he was an analyst at Fiduciary Trust Company  International from September 1996 to September 1999.
He has a bachelor's  degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein,  Vice President and Senior Portfolio Manager,  has been a member of the team since joining  American  Century in October  2004.  Prior to joining
American  Century,  he was Chief  Investment  Officer and Managing  Partner with
Ellis  Island  Partners  LLC from May 2002 to October  2004 and  Executive  Vice
President and Head of International Equities with Schroder Investment Management from January  1997 to May 2002.  He has a  bachelor's  degree in economics  from
Brandeis  University,  an MA in economics  from the University of Chicago and an
MBA in finance from the University of Chicago.

The SAI provides additional  information about the other accounts managed by the portfolio  managers,  if any,  the  structure of their  compensation,  and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------
americancentury.com

INVESTOR CLASS ONLY

Open an account

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares

Exchange shares from another American Century account.

Make additional investments

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS

INVESTOR RELATIONS                          SERVICE REPRESENTATIVE
1-800-345-2021                              1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

AUTOMATED INFORMATION LINE
1-800-345-8765

Open an account

If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information

     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments

Follow the BY WIRE - OPEN AN ACCOUNT instructions

Sell shares

You can receive redemption proceeds by wire or electronic transfer.

Exchange shares

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS

P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

Open an account

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares

Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Open an account

Not available.

Exchange shares

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS . IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  has an  aggregate  investment  in our  family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE  FOLLOWING  POLICIES  APPLY  TO  INVESTOR  CLASS  AND  INSTITUTIONAL   CLASS
SHAREHOLDERS.

REDEMPTIONS

Investor Class and Institutional Class shares of International  Growth purchased on or after  March 1, 2004 may be subject to a 2.0%  redemption  fee if they are sold within 60 days of such purchase.  Therefore, if you redeem shares within 60 days of their purchase,  you will receive 98% of their value at redemption.  The remaining  2% is  retained by the fund and helps  cover  transaction  costs that long-term  investors  may bear when the fund sells  securities  to meet investor redemptions.  This fee is intended to help prevent  abusive  trading  practices, such as excessive short-term trading.  (See ABUSIVE TRADING PRACTICES,  page X.)
However,  not  all of the  financial  intermediaries  who  offer  the  fund  are currently  able to track and  charge the  redemption  fee.  American  Century is working with those providers to combat abusive  trading and encouraging  them to develop  systems to track the  redemption  fee and otherwise  employ  tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical  and/or other  systems to deter  abusive  trading  practices  are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that
Investor  Class shares of  International  Growth  purchased on or after March 1,
2004 and redeemed in this manner may be subject to a 2.0% redemption fee if held less  than 60  days.  You also  may  incur  tax  liability  as a result  of this redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.

We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption  fee for  redemption of shares  within a specified  number of days of purchase. See REDEMPTIONS,  page X, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  on  the  sale  of  investment  securities.  The  fund  generally  pays distributions  from net income,  if any, once a year in December.  Distributions from  realized  capital  gains  are paid  twice a year,  usually  in  March  and
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the fund.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                     15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers seven classes of shares of the fund through  financial intermediaries:  Investor Class, Institutional Class, A Class, B Class, C Class,
R Class and Advisor Class.  The shares  offered by this  prospectus are Investor
Class and Institutional  Class shares.  Investor Class and  Institutional  Class shares  have no  up-front  or  deferred  charges,  commissions  or  12b-1  fees.
Institutional  Class  shares are offered  primarily  through  employer-sponsored retirement  plans,  or  through  institutions  like  banks,  broker-dealers  and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

INTERNATIONAL GROWTH FUND
Investor Class

[INFORMATION TO COME]

INTERNATIONAL GROWTH FUND
Institutional Class

[INFORMATION TO COME]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE              FUND CODE        TICKER           NEWSPAPER LISTING
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor Class              041           TWIEX            IntlGr

   Institutional Class         341           TGRIX            IntlGr

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS

americancentury.com

INVESTOR CLASS                                  INSTITUTIONAL CLASS
P.O. Box 419200                                 P.O. Box 419385
Kansas City, Missouri 64141-6200                Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575                  1-800-345-3533 or 816-531-5575

0503
SH-PRS-41800

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

International Growth Fund

MARCH 31, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund's  portfolio  managers  look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American
Century. Management of the fund is based on the belief that, over the long term, stock price movements  follow growth in earnings and/or cash flow. The portfolio managers use a variety of analytical  research  tools and techniques to identify the stocks of companies that meet their investment criteria.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities,  which are generally riskier than U.S. securities.  As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  fund   generally   invests  in  securities
     denominated  in foreign  currencies,  the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's historical returns from year to year. The return of the fund's other  classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

INTERNATIONAL GROWTH FUND -- ADVISOR CLASS

2004        15.04%
2003        25.11%
2002       -19.48%
2001       -27.00%
2000       -15.27%
1999        64.06%
1998        18.86%
1997        19.43%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                        HIGHEST                    LOWEST

International Growth                48.12% (4Q 1999)           -19.74% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Advisor
Class shares  calculated  three  different  ways. An additional  table shows the average annual total returns of the fund's C Class shares  calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of the fund shares over the time  periods  shown,  but  does not  reflect  the  impact  of taxes on fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004   1 YEAR   5 YEARS  LIFE OF CLASS(1)
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH

Return Before Taxes                             15.04%   -6.44%     7.15%

Return After Taxes on Distributions             15.09%   -7.01%     5.53%

Return After Taxes on Distributions
  and Sale of Fund Shares                       10.14%   -5.43%     5.47%

MSCI EAFE Index                                 20.25%   -1.13%     4.93%(2)
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                          16.12%   -6.02%     2.07%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE  INCEPTION  DATE FOR THE ADVISOR CLASS SHARES OF THE FUND IS OCTOBER 2,
     1996.

(2)  SINCE  SEPTEMBER  30, 1996,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

A CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

Return Before Taxes                                   8.46%         20.06%

MSCI EAFE Index                                      20.25%         33.47%
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                               16.12%         28.31%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE A CLASS SHARES OF THE FUND IS JANUARY 31, 2003.

B CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

Return Before Taxes                                  10.18%            21.16%

MSCI EAFE Index                                      20.25%            33.47%
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                               16.12%            28.31%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE B CLASS SHARES OF THE FUND IS JANUARY 31, 2003.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

Return Before Taxes                                  14.12%            -0.48%

MSCI EAFE Index                                      20.25%             6.09%(2)
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                               16.12%             3.61%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE C CLASS SHARES OF THE FUND IS JUNE 4, 2001.

(2)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

R CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

Return Before Taxes                                  15.00%            22.13%

MSCI EAFE Index                                      20.25%            32.22%(2)
  (reflects no deduction for fees,
   expenses or taxes)

MSCI EAFE Growth Index                               16.12%            27.92%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE R CLASS SHARES OF THE FUND IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         A CLASS   B CLASS   C CLASS   R CLASS  ADVISOR CLASS

Maximum Sales Charge (Load)
Imposed on Purchases                      5.75%      None     None      None       None
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)     None(1)   5.00%(2)  1.00%(3)   None       None
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original offering
   price or redemption proceeds
   for A and C Class shares)

Redemption/Exchange Fee                  None        None     None     2.0%(4)    2.0%(4)
   (as a percentage of amount
   redeemed/exchanged)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES  ONLY TO  INTERNATIONAL  GROWTH  ADVISOR  CLASS AND R CLASS  SHARES
     PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS. THE FEE
     DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED  DIVIDENDS OR CAPITAL
     GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT  DISTRIBUTION AND     OTHER       TOTAL ANNUAL FUND
                       FEE(1)      SERVICE (12B-1)FEES  EXPENSES(2) OPERATING EXPENSES
--------------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   A Class             1.25%          0.25%(3)           0.01%          1.51%

   B Class             1.25%          1.00%(3)           0.01%          2.26%

   C Class             1.25%          1.00%(3)           0.01%          2.26%

   R Class             1.25%          0.50%(3)           0.01%          1.76%

   Advisor Class       1.00%          0.50%(4)           0.01%          1.51%
--------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE X.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  Service,
     Distribution and Administrative Fees, PAGE X.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   A Class                     $719       $1,022        $1,347          $2,261

   B Class                     $627       $1,000        $1,299          $2,383

   C Class                     $227         $700        $1,199          $2,568

   R Class                     $178         $551          $948          $2,056

   Advisor Class               $153         $475          $819          $1,789

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                              1 YEAR      3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   A Class                     $719       $1,022        $1,347          $2,261

   B Class                     $227         $700        $1,199          $2,383

   C Class                     $227         $700        $1,199          $2,568

   R Class                     $178         $551          $948          $2,056

   Advisor Class               $153         $475          $819          $1,789

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  individual  companies to identify  trends in  earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates,  although  still  negative,  are less negative than prior periods.
Other  analytical   techniques  help  identify   additional  signs  of  business
improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of  companies  whose  characteristics  no longer  meet their criteria.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio managers believe that it is important to diversify the fund's holdings across different  countries and geographical  regions in an effort to manage the risks of an international  portfolio.  For this reason,  the portfolio  managers also  consider the  prospects for relative  economic  growth among  countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in convertible securities,  equity-equivalent securities, forward currency exchange contracts,  short-term  securities,  nonleveraged  futures  contracts  and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies. This fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities,  equity-equivalent securities, forward currency exchange contracts,  nonleveraged futures and options, notes, bonds and other debt  securities  of  companies,  and  obligations  of domestic or foreign governments and their agencies.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or  another  currency.  To the  extent the fund  assumes a  defensive  position, however, it will not be pursuing its objective of capital growth.

International  Growth's  assets  will be invested  primarily  in  securities  of companies  located in at least three developed  countries  (excluding the United
States).

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The fund considers developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in the  statement  of  additional  information,  securities  of  issuers in emerging market  (non-developed)  countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a  significant  portion of their  business  from emerging market countries.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions,  and investor  confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock  fund.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

In summary,  investing in this fund is intended for  investors  who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment  Management,
Inc. (the  advisor).  The advisor has been  managing  mutual funds since January
2005 and is  headquartered  at 666 3rd Avenue,  23rd Floor,  New York,  New York
10017.  Prior to January  2005,  the fund was  managed by the  advisor's  parent company,  American Century Investment  Management,  Inc. (ACIM),  which has been managing  mutual funds since 1958. The change of investment  advisor is a result of a  corporate  restructuring  of ACIM,  in which ACGIM was  incorporated  as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.  The advisor has hired ACIM to make the  day-to-day  investment decisions for the cash portion of the fund.  ACIM  performs this function  under the supervision of the advisor and the fund's Board of Directors.

For the  services  it  provided  to each fund,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED
NOVEMBER 30, 2004          A CLASS    B CLASS    C CLASS    R CLASS   ADVISOR CLASS

International Growth        1.25%      1.25%      1.25%      1.25%        1.00%
-----------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

KEITH CREVELING

Mr. Creveling,  Vice President and Portfolio  Manager,  has been a member of the team that  manages  International  Growth since April 2002.  He joined  American
Century in October 1999 as an Investment Analyst. He was named Portfolio Manager in April 2002 and  served in that  capacity  until  being  named to his  current position in February 2004. Prior to joining American Century,  he was an analyst at Fiduciary Trust Company  International from September 1996 to September 1999.
He has a bachelor's  degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein,  Vice President and Senior Portfolio Manager,  has been a member of the team since joining  American  Century in October  2004.  Prior to joining
American  Century,  he was Chief  Investment  Officer and Managing  Partner with
Ellis  Island  Partners  LLC from May 2002 to October  2004 and  Executive  Vice
President and Head of International Equities with Schroder Investment Management from January  1997 to May 2002.  He has a  bachelor's  degree in economics  from
Brandeis  University,  an MA in economics  from the University of Chicago and an
MBA in finance  from the  University  of Chicago.

The SAI provides additional  information about the other accounts managed by the portfolio  managers,  if any,  the  structure of their  compensation,  and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

The fund  offers the A, B, C, R and Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                     B CLASS

Initial sales charge(1)                     No initial sales charge

Generally no CDSC(2)                        Contingent deferred sales charge on
                                            redemptions within six years

12b-1 fee of 0.25%                          12b-1 fee of 1.00%

No conversion feature                       Convert to A Class shares
                                            eight years after purchase

Generally more appropriate                  Aggregate purchases limited to
for long-term investors                     amounts less than $100,000

C CLASS                                     ADVISOR CLASS AND R CLASS

No initial sales charge                     No initial sales charge

Contingent deferred sales charge on         No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                          12b-1 fee of 0.50%(3)

No conversion feature                       No conversion feature

Aggregate purchases limited to amounts      Generally offered through qualified
less than $1,000,000; generally more        retirement plans and other
appropriate for short-term investors        fee-based arrangements

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN  PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

(3)  WHILE THE  ADVISOR  CLASS AND R CLASS HAVE THE SAME 12B-1 FEE,  THEIR TOTAL
     ANNUAL FUND  OPERATING  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE X FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                           SALES CHARGE     SALES CHARGE      AMOUNT PAID TO
                           AS A % OF        AS A % OF NET     FINANCIAL ADVISOR AS
PURCHASE AMOUNT            OFFERING PRICE   AMOUNT INVESTED   A % OF OFFERING PRICE

Less than $50,000          5.75%            6.10%             5.00%

$50,000 - $99,999          4.75%            4.99%             4.00%

$100,000 - $249,999        3.75%            3.90%             3.25%

$250,000 - $499,999        2.50%            2.56%             2.00%

$500,000 - $999,999        2.00%            2.04%             1.75%

$1,000,000 - $3,999,999    0.00%            0.00%             1.00%(1)

$4,000,000 - $9,999,999    0.00%            0.00%             0.50%(1)

$10,000,000 or more        0.00%            0.00%             0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
"Investing  Using  Advisors" and  "Financial  Intermediary"  portions of the Web site. From the description of A Class shares, a hyperlink will take you directly to this disclosure.

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales  charge  (CDSC).  There is no CDSC on  shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                  CDSC AS A % OF ORIGINAL PURCHASE PRICE

 1st year                           5.00%

 2nd year                           4.00%

 3rd year                           3.00%

 4th year                           3.00%

 5th year                           2.00%

 6th year                           1.00%

 After 6th year                     None

B Class shares will automatically  convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment of age 59 1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

International  Growth  Advisor  Class and R Class  shares  purchased on or after
March 1, 2004 may be subject to a 2% redemption fee if they are exchanged within
60 days of such purchase.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete description of its policies.  Copies of the fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption  fee for  redemption of shares  within a specified  number of days of purchase. See REDEMPTIONS,  page X, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

Advisor Class and R Class shares of  International  Growth purchased on or after
March 1, 2004 may be subject to a 2.0% redemption fee if they are sold within 60 days of such purchase.  Therefore,  if you redeem shares within 60 days of their purchase, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term  investors may bear when the fund sells securities to meet investor  redemptions.  This fee is  intended  to help  prevent  abusive  trading  practices,  such as  excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page X.) However, not all of the financial  intermediaries who offer the fund are currently able to track and charge the redemption fee.  American  Century is working with those providers to combat  abusive  trading and  encouraging  them to develop  systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical  and/or other  systems to deter  abusive  trading  practices  are in place.

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire  redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other  transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that shares of the Advisor Class and R Class of  International  Growth  purchased  on or after  March 1, 2004 and redeemed in this manner may be subject to a 2% redemption  fee if held less than
60 days.  A, B, and C Class  shares  redeemed in this manner may be subject to a sales charge if held less than the  applicable  time period.  You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  by the  fund  on the  sale  of its  investment  securities.  The  fund generally pays  distributions  from net income, if any, once a year in December.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes  distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the fund.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%    TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS    ALL OTHER BRACKETS

Short-term capital gains                Ordinary Income     Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                  15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American   Century   offers  seven   classes  of  the  fund  through   financial
intermediaries:  A Class,  B Class, C Class,  R Class,  Advisor Class,  Investor
Class and  Institutional  Class. The shares offered by this prospectus are A, B,
C,  R  and  Advisor  Class   shares,   which  are  offered   primarily   through
employer-sponsored  retirement  plans or through  institutions  like  investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets which do not vary by class.  Different  fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C
Class, and 0.50% for R and Advisor Class to the  distributor.  Under the Advisor
Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets,  half for certain  ongoing  shareholder and administrative  services  and half for  distribution  services,  including  past distribution  services.  The  distributor  may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are used to pay for services that are not related to prospective  sales of the funds, each class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than other  types of sales  charges.  The higher  fees for B and C
Class  shares may cost you more over time than paying the initial  sales  charge for A Class shares. For additional  information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

INTERNATIONAL GROWTH FUND
Advisor Class

[INFORMATION TO COME]

INTERNATIONAL GROWTH FUND
A Class

[INFORMATION TO COME]

INTERNATIONAL GROWTH FUND
B Class

[INFORMATION TO COME]

INTERNATIONAL GROWTH FUND
C Class

[INFORMATION TO COME]

INTERNATIONAL GROWTH FUND
R Class

[INFORMATION TO COME]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE       TICKER          NEWSPAPER LISTING
---------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

   A Class                      141           CAIGX               IntlGr

   B Class                      308           CBIGX               IntlGr

   C Class                      441           AIWCX               IntlGr

   R Class                      214           ATGRX               IntlGr

   Advisor Class                741           TWGAX               IntlGr

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0503

SH-PRS-41801

Your
American Century Investments
prospectus

INVESTOR CLASS

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Opportunities Fund
International Stock Fund
Life Sciences Fund
Technology Fund

INSTITUTIONAL CLASS

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Opportunities Fund
Life Sciences Fund
Technology Fund

MARCH 31, 2005

INTERNATIONAL  DISCOVERY IS CLOSED TO NEW INVESTORS.  SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE  ADDITIONAL  INVESTMENTS  AND REINVEST  DIVIDENDS  AND CAPITAL
GAINS DISTRIBUTIONS.

INTERNATIONAL  OPPORTUNITIES  IS CLOSED  TO ALL  INVESTMENTS  EXCEPT  REINVESTED
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

                                                           ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments.  For example, you can find a fund's objective, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus  includes  information about Investor Class and  Institutional  Class shares.  Investor Class shares are available  directly from  American  Century and  Institutional  Class  shares are offered  primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

   Emerging Markets Fund, Global Growth Fund, International Discovery Fund,
   International Opportunities Fund and International Stock Fund...............X

   Life Sciences Fund and Technology Fund......................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

   Emerging Markets Fund, Global Growth Fund, International Discovery Fund,
   International Opportunities Fund and International Stock Fund...............X

   Life Sciences Fund..........................................................X

   Technology Fund.............................................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds'  portfolio  managers  look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American
Century.  Management  of the funds is based on the  belief  that,  over the long term,  stock price  movements  follow growth in earnings  and/or cash flow.  The portfolio managers use a variety of analytical  research tools and techniques to identify the stocks of companies that meet their investment criteria.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    FOREIGN RISK - The funds invest in foreign securities,  which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk,  meaning  that  political  events  (such  as civil  unrest,  national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a country  where  the funds  invest  could  cause the  funds'
     investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  funds   generally   invest  in  securities
     denominated in foreign currencies,  the funds are subject to currency risk, meaning that the funds could  experience  gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

FUND                     PRIMARY INVESTMENTS                 PRINCIPAL RISKS

Emerging Markets         Equity securities of issuers        Emerging markets
                         in emerging markets                 risk

Global Growth            Equity securities of issuers in     Foreign securities
                         the United States and other         risk
                         developed countries

International            Equity securities of issuers in     Smaller foreign
Discovery(1)             developed foreign countries         company risk
                         or emerging markets that are
                         small- to medium-sized
                         companies at the time of purchase

International            Equity securities of issuers in     Smaller foreign
Opportunities(2)         developed foreign countries         company risk
                         or emerging markets that
                         are small-sized companies
                         at the time of purchase

International Stock      Equity securities of issuers        Foreign securities
                         in developed foreign countries      risk
                         that are large-sized companies
                         at the time of purchase

(1)  INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

(2)  INTERNATIONAL  OPPORTUNITIES IS CLOSED TO ALL INVESTMENTS EXCEPT REINVESTED
     DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

A more detailed description of the funds' investment strategies and risks begins on page X.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds'  portfolio  managers  look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American
Century.  Management  of the funds is based on the  belief  that,  over the long term,  stock price  movements  follow growth in earnings,  revenues  and/or cash flows.  The portfolio  managers use a variety of analytical  research  tools and techniques  to  identify  the stocks of  companies  that meet  their  investment criteria.

The funds' principal risks include

LIFE  SCIENCES - The  portfolio  managers  look for stocks of growing  U.S.  and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The portfolio  managers look for stocks of growing U.S. and foreign
companies     with    business     operations    in    the     technology    and
telecommunications-related  sectors.  These  companies  include  those  that the
portfolio   managers  believe  will  benefit   significantly  from  advances  or
improvements in technology.

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    NONDIVERSIFICATION - The funds are classified as NONDIVERSIFIED. This gives the portfolio  managers the  flexibility to hold large positions in a small number of securities.  If so, a price change in any one of those securities may have a greater impact on the funds' share prices than would be the case in a diversified fund.

               A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

o    CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government  regulation,  subsidies,  or  technological  advancements.  As a result,  the fund's net asset value may be more  volatile than that of less concentrated funds.

o    CONCENTRATION  (TECHNOLOGY)  - Technology  will focus on the technology and telecommunications industries and related industry groups. Because of this,
     companies  in  the  fund's   portfolio   may  react   similarly  to  market
     developments.  As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks begins on page X.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical  returns from year to year.  Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown.  The returns of the funds'  Institutional  Class  shares will differ from those shown in the charts,  depending on the expenses of that class. Returns for
International  Stock are not included  because the fund does not yet have a full calendar year of performance.

EMERGING MARKETS FUND -- INVESTOR CLASS

2004                     13.53%
2003                     65.62%
2002                    -18.84%
2001                     -8.70%
2000                    -30.14%
1999                    106.19%
1998                    -18.90%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                    LOWEST

Emerging Markets                  49.04% (4Q 1999)           -24.62% (3Q 1998)
--------------------------------------------------------------------------------

GLOBAL GROWTH FUND -- INVESTOR CLASS

2004                    15.11%
2003                    34.52%
2002                   -20.25%
2001                   -25.65%
2000                    -5.77%
1999                    86.09%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                    LOWEST

Global Growth                     51.95% (4Q 1999)           -17.97% (3Q 2002)
--------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY FUND -- INVESTOR CLASS

2004                    16.26%
2003                    51.38%
2002                   -12.83%
2001                   -21.77%
2000                   -14.21%
1999                    88.54%
1998                    17.86%
1997                    17.48%
1996                    31.18%
1995                     9.89%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                    LOWEST

International Discovery           50.87% (4Q 1999)           -19.91% (3Q 1998)
--------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES FUND -- INVESTOR CLASS

2004                    27.23%
2003                    73.19%
2002                    -5.21%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                    LOWEST

International Opportunities       24.24% (2Q 2003)           -18.23% (3Q 2002)
--------------------------------------------------------------------------------

LIFE SCIENCES FUND -- INVESTOR CLASS

2004                     9.05%
2003                    29.06%
2002                   -28.22%
2001                    -7.76%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                    LOWEST

Life Sciences                     14.32% (2Q 2001)           -14.36% (1Q 2001)
--------------------------------------------------------------------------------

TECHNOLOGY FUND -- INVESTOR CLASS

2004                    -1.41%
2003                    50.39%
2002                   -40.93%
2001                   -35.63%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                    LOWEST

Technology                        26.15% (2Q 2003)           -33.53% (1Q 2001)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the funds'  Institutional  Class  shares calculated before the impact of taxes.  Returns for International  Stock are not included because the fund does not yet have a full calendar year of performance.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the
Institutional  Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2004                     1 YEAR    5 YEARS    10 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------
EMERGING MARKETS

Return Before Taxes                    13.53%    -0.54%     N/A        4.34%

Return After Taxes on Distributions    13.39%    -0.71%     N/A        4.22%

Return After Taxes on Distributions
  and Sale of Fund Shares               8.96%    -0.52%     N/A        3.71%

MSCI Emerging Markets Free Index       25.95%     4.62%     N/A        3.51%
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------------
GLOBAL GROWTH

Return Before Taxes                    15.11%    -2.85%     N/A        9.62%

Return After Taxes on Distributions    15.08%    -3.32%     N/A        8.98%

Return After Taxes on Distributions
   and Sale of Fund Shares              9.86%    -2.60%     N/A        8.10%

MSCI World Free Index                  14.72%    -2.45%     N/A        2.42%(2)
   (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION  DATE FOR THE INVESTOR  CLASS OF GLOBAL GROWTH IS DECEMBER 1,
     1998.

(2)  SINCE  NOVEMBER 30, 1998,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2004                     1 YEAR    5 YEARS    10 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

Return Before Taxes                    16.26%     0.59%     14.51%        -

Return After Taxes on Distributions    13.90%    -0.25%     13.49%        -

Return After Taxes on Distributions
  and Sale of Fund Shares              13.67%     0.38%     12.69%        -

Citigroup EMI Growth World
  ex-US Index (reflects no             26.20%     0.62%      5.23%        -
  deduction for fees, expenses
  or taxes)

-------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

Return Before Taxes                    27.23%       N/A      N/A        22.40%

Return After Taxes on Distributions    26.70%       N/A      N/A        22.06%

Return After Taxes on Distributions
  and Sale of Fund Shares              18.32%       N/A      N/A        19.59%

Citigroup EMI Growth World
 ex-US Index(2) (reflects no           26.20%       N/A      N/A        10.07%(3)
  deduction for fees, expenses
  or taxes)

-------------------------------------------------------------------------------------
LIFE SCIENCES

Return Before Taxes                     9.05%       N/A      N/A         0.31%

Return After Taxes on Distributions     9.05%       N/A      N/A         0.08%

Return After Taxes on Distributions
  and Sale of Fund Shares               5.88%       N/A      N/A         0.12%

S&P 500 Index                          10.88%       N/A      N/A        -2.46%
  (reflects no deduction for fees,
   expenses or taxes)

S&P Composite 1500 Health Care Index    3.34%       N/A      N/A        -0.79%
  (reflects no deduction for fees,
   expenses or taxes)

---------------------------------------------------------------------------------------
TECHNOLOGY

Return Before Taxes                    -1.41%       N/A      N/A       -19.49%

Return After Taxes on Distributions    -1.41%       N/A      N/A       -19.49%

Return After Taxes on Distributions
  and Sale of Fund Shares              -0.92%       N/A      N/A       -15.43%

S&P 500 Index                          10.88%       N/A      N/A        -2.46%
  (reflects no deduction for fees,
   expenses or taxes)

S&P Composite 1500 Technology Index     2.25%       N/A      N/A       -16.68%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE   INCEPTION   DATES  FOR  THE   INVESTOR   CLASS   ARE:   INTERNATIONAL
     OPPORTUNITIES,  JUNE 1,  2001;  INTERNATIONAL  DISCOVERY,  APRIL  1,  1994;
     EMERGING  MARKETS,  SEPTEMBER 30, 1997; LIFE SCIENCES AND TECHNOLOGY,  JUNE
     30, 2000. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW
     RETURNS FOR LIFE OF CLASS.

(2)  FORMERLY  SALOMON  SMITH  BARNEY  EXTENDED  MARKET INDEX GROWTH WORLD EX-US
     INDEX.

(3)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR   5 YEARS    LIFE OF CLASS(1)
-------------------------------------------------------------------------------------
EMERGING MARKETS

Return Before Taxes                              13.73%    -0.33%      12.70%

MSCI Emerging Markets Free Index                 25.95%     4.62%      13.54%(2)
  (reflects no deduction for fees,
  expenses or taxes)

-------------------------------------------------------------------------------------
GLOBAL GROWTH

Return Before Taxes                              15.40%       N/A      -3.02%

MSCI World Free Index                            14.72%       N/A      -1.56%(3)
  (reflects no deduction for fees,
   expenses or taxes)

-------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

Return Before Taxes                              16.50%     0.78%      12.70%

Citigroup EMI Growth World ex-US Index           26.20%     0.62%       6.76%(4)
  (reflects no deduction for fees,
   expenses or taxes)

-------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

Return Before Taxes                              27.49%       N/A      47.38%

Citigroup EMI Growth World ex-US Index           26.20%       N/A      37.65%(5)
  (reflects no deduction for fees,
   expenses or taxes)

-------------------------------------------------------------------------------------
LIFE SCIENCES

Return Before Taxes                               9.43%       N/A      -0.60%

S&P 500 Index                                    10.88%       N/A      -2.16%(6)
  (reflects no deduction for fees,
   expenses, or taxes)

S&P Composite 1500 Health Care Index              3.34%       N/A       0.44%(6)
  (reflects no deduction for fees,
   expenses, or taxes)

-------------------------------------------------------------------------------------
TECHNOLOGY

Return Before Taxes                              -1.25%       N/A     -21.29%

S&P 500 Index                                    10.88%       N/A      -2.46%(7)
  (reflects no deduction for fees,
   expenses, or taxes)

S&P Composite 1500 Technology Index               2.25%       N/A     -16.68%(7)
  (reflects no deduction for fees,
   expenses, or taxes)

(1)  THE INCEPTION  DATES FOR THE  INSTITUTIONAL  CLASS ARE:  EMERGING  MARKETS,
     JANUARY 28, 1999; GLOBAL GROWTH, AUGUST 1, 2000;  INTERNATIONAL  DISCOVERY,
     JANUARY  2,  1998;  INTERNATIONAL  OPPORTUNITIES,  JANUARY  9,  2003;  LIFE
     SCIENCES, JULY 17, 2000; AND TECHNOLOGY, JULY 14, 2000.

(2)  SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE JULY 31, 2000,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE  DECEMBER 31, 1997,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE  DECEMBER 31, 1997,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(6)  SINCE JULY 31, 2000,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(7)  SINCE JUNE 30, 2000,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
INVESTOR CLASS (ALL FUNDS)

   Maximum Account Maintenance Fee                                        $25(1)

--------------------------------------------------------------------------------
INVESTOR CLASS AND INSTITUTIONAL CLASS (INTERNATIONAL FUNDS)

   Redemption/Exchange Fee (as a percentage of amount
    redeemed/exchanged)                                                  2.0%(2)

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

(2)  APPLIES TO EMERGING  MARKETS  INSTITUTIONAL  CLASS  SHARES  PURCHASED ON OR
     AFTER  MARCH 1,  2004 AND HELD FOR LESS  THAN 180  DAYS,  EMERGING  MARKETS
     INVESTOR  CLASS SHARES HELD FOR LESS THAN 180 DAYS,  GLOBAL  GROWTH  SHARES
     PURCHASED  ON OR  AFTER  MARCH 1,  2004  AND  HELD  FOR LESS  THAN 60 DAYS,
     INTERNATIONAL DISCOVERY AND INTERNATIONAL  OPPORTUNITIES INVESTOR CLASS AND
     INSTITUTIONAL  CLASS  SHARES HELD FOR LESS THAN 180 DAYS AND  INTERNATIONAL
     STOCK  SHARES HELD FOR LESS THAN 60 DAYS.  THE FEE DOES NOT APPLY TO SHARES
     PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                            FEE(1)       SERVICE (12B-1)FEES   EXPENSES     OPERATING EXPENSES
----------------------------------------------------------------------------------------------
EMERGING MARKETS

   Investor Class           2.00%             None              0.00%(2)         2.00%

   Institutional Class      1.80%             None              0.00%(2)         1.80%

----------------------------------------------------------------------------------------------
GLOBAL GROWTH

   Investor Class           1.30%             None              0.00%(2)         1.30%

   Institutional Class      1.10%             None              0.00%(2)         1.10%

----------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Investor Class           1.49%             None              0.00%(2)         1.49%

   Institutional Class      1.29%             None              0.00%(2)         1.29%

----------------------------------------------------------------------------------------------
INTERNATIONAL STOCK

   Investor Class           1.50%             None              0.00%(3)         1.50%

----------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

   Investor Class           1.97%             None              0.00%(2)         1.97%

   Institutional Class      1.77%             None              0.00%(2)         1.77%

----------------------------------------------------------------------------------------------
LIFE SCIENCES

   Investor Class           1.50%             None              0.00%(2)         1.50%

   Institutional Class      1.30%             None              0.00%(2)         1.30%

----------------------------------------------------------------------------------------------
TECHNOLOGY

   Investor Class           1.50%             None              0.00%(2)         1.50%

   Institutional Class      1.30%             None              0.00%(2)         1.30%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED-FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE  RATES
     GENERALLY  DECREASE AS STRATEGY  ASSETS  INCREASE  AND INCREASE AS STRATEGY
     ASSETS  DECREASE.  SEE  The  Investment  Advisor  UNDER  Management  FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
EMERGING MARKETS

   Investor Class               $202         $623        $1,069        $2,305

   Institutional Class          $182         $563          $968        $2,098

--------------------------------------------------------------------------------
GLOBAL GROWTH

   Investor Class               $132         $410          $710        $1,558

   Institutional Class          $112         $349          $604        $1,334

--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Investor Class               $151         $469          $809        $1,767

   Institutional Class          $131         $407          $704        $1,547

--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

   Investor Class               $199         $614        $1,054        $2,274

   Institutional Class          $179         $554          $953        $2,066

--------------------------------------------------------------------------------
INTERNATIONAL STOCK

   Investor Class               $152         $472          $814        $1,778

--------------------------------------------------------------------------------
LIFE SCIENCES

   Investor Class               $152         $472          $814        $1,778

   Institutional Class          $132         $410          $710        $1,558

--------------------------------------------------------------------------------
TECHNOLOGY

   Investor Class               $152         $472          $814        $1,778

   Institutional Class          $132         $410          $710        $1,558

OBJECTIVES, STRATEGIES AND RISKS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  individual  companies to identify  trends in  earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates,  although  still  negative,  are less negative than prior periods.
Other  analytical   techniques  help  identify   additional  signs  of  business
improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of  companies  whose  characteristics  no longer  meet their criteria.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio managers believe that it is important to diversify the funds' holdings across different  countries and geographical  regions in an effort to manage the risks of an international  portfolio.  For this reason,  the portfolio  managers also  consider the  prospects for relative  economic  growth among  countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the funds  may  invest a  portion  of their  assets in convertible securities,  equity-equivalent securities, forward currency exchange contracts,  short-term  securities,  nonleveraged  futures  contracts  and other similar securities.  Futures contracts,  a type of derivative security, can help the funds' cash assets  remain  liquid while  performing  more like stocks.  The
funds  have  a  policy  governing  futures  contracts  and  similar   derivative
securities  to help  manage the risk of these types of  investments.  A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity  securities of foreign  companies (except
Global Growth,  which will usually  purchase equity  securities of both U.S. and foreign  companies).  The funds can purchase  other types of securities as well,
such  as  domestic  and  foreign  preferred  stocks,   convertible   securities,
equity-equivalent securities, forward currency exchange contracts,  nonleveraged futures and options,  notes,  bonds and other debt securities of companies,  and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

o    Emerging  Markets  will  invest  at  least  80% of  its  assets  in  equity securities of companies  located in emerging market countries and companies that derive a significant  portion of their  business from emerging  market countries.

o    Global Growth invests in both U.S. and foreign companies. The fund's assets will be  invested  primarily  in equity  securities  of issuers  located in developed countries worldwide (including the United States).

o    International  Discovery's  assets  will be  invested  primarily  in equity securities  of  companies  that are small- to  medium-sized  at the time of purchase and are located in foreign developed  countries or emerging market countries. If the companies in which the fund invests are successful, these companies  may  grow  into  large-sized  companies.  In  addition,  if  the
     portfolio   managers   determine  that  the   availability   of  small-  to
     medium-sized  companies  in which to  invest  is not  adequate  to meet the fund's investment  needs, the portfolio  managers may invest in large-sized companies.

o    International  Opportunities'  assets will be invested  primarily in equity securities of companies  that are  small-sized  at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies.  In addition, if the portfolio managers determine that the availability of small-sized  companies in which to  invest  is not  adequate  to meet  the  fund's  investment  needs,  the portfolio managers may invest in medium- and large-sized companies.

o    International Stock, under normal  circumstances,  will invest at least 80%
     of  its  total  assets  in  common  stocks,  preferred  stocks,  securities convertible  into common stocks and securities  that carry the right to buy common  stocks  of  non-U.S.  companies.  The  fund  generally  invests  in large-sized companies, although it may invest in companies of any size.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The funds consider developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in the  statement  of  additional  information,  securities  of  issuers in emerging market  (non-developed)  countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a  significant  portion of their  business  from emerging market countries.

When  determining the size of a company,  the portfolio  managers will consider, among  other  factors,  the  capitalization  of the  company  and the  amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the funds' investments are generally denominated in foreign currencies,  the funds could  experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The funds'  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

In summary,  investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  individual  companies to identify  trends in  earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates,  although  still  negative,  are less negative than prior periods.
Other  analytical   techniques  help  identify   additional  signs  of  business
improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of  companies  whose  characteristics  no longer  meet their criteria.

The portfolio  managers will typically  look for stocks of growing  companies in the life sciences  sector.  To achieve its objective,  the fund invests at least
80% of its assets in companies that engage in the business of providing products and  services  that help promote  health and  wellness.  Life science  companies generally  own,  operate  or support  healthcare  facilities  (including,  among others,  hospitals,  outpatient  surgery  facilities,  dialysis centers,  dental
centers  and   physical   therapy   centers);   design,   manufacture   or  sell
pharmaceuticals,  bio-pharmaceuticals,  medical research facilities, and medical
devices  and  supplies;   or  may  provide   biotechnology   needed  to  improve
agriculture,   aquaculture,   forestry,   chemicals,   household   products  and
cosmetics/personal  care products,  environmental cleanup, food processing,  and forensic  medicine.  The fund may invest in U.S.  and foreign  companies  of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

o    at least 50% of its gross income or net assets come from  activities in the sector;

o    at least 50% of its  assets  are  devoted to  producing  revenues  from the sector; or

o    based on  other  information  we  obtain,  we  determine  that its  primary business should be categorized within the sector; or

o    if the  investment is in a derivative  security,  the security has economic characteristics similar to the foregoing investments.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio  managers  invest  in  companies  that  experience  a change  in their business that may stimulate future revenue and earnings acceleration and lead to positive investor  perception.  The change typically is the result of key events including:  entry into a new market,  development of a new product,  obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical  device.  The  portfolio  managers also believe that it is important to  diversify  the fund's  holdings  across  geographical  regions and different  countries.  For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The managers may purchase put options  (i.e.,  the right to sell a security at a specified  price by a certain date) for some  securities  that the fund holds in order to hedge  against  adverse price  fluctuations  of those  securities.  The managers may purchase put options to cover up to 10% of the fund's assets.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks  regardless of the movement of stock prices  generally.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will  usually  purchase  equity  securities  of both U.S.  and  foreign companies.  The fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities,  forward  currency  exchange  contracts,  nonleveraged  futures  and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although  not a  primary  investment  strategy  of the  fund,  in the  event  of exceptional  market  or  economic  conditions,  the  fund  may,  as a  temporary defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term  debt  securities.  To the extent  the fund  assumes a defensive  position,  it will not be pursuing its  objective of capital  growth.

When the managers believe it is prudent or if they are unable to find securities that  satisfy  the fund's  primary  investment  strategy,  the fund may invest a portion of its assets in convertible securities, foreign securities,  short-term securities,  equity-equivalent  securities,  nonleveraged  futures contracts and other similar securities.  Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures and similar  derivative  securities to help manage the risk of these types of investments.  For example, the managers cannot leverage the fund's  assets by investing  in a derivative  security.  A complete description of the derivatives policy is included in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively  narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments,  such as government  regulation,  subsidies or technological  advancements.  This means that the fund's net asset  value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified.  This means that the portfolio managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were  diversified.  Although  the portfolio  managers  expect it will  ordinarily  invest in enough  securities to qualify  as a  diversified  fund,  its  nondiversified  status  gives  them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential  profitability may be dependent on regulatory  approval of their products.  Many of these  companies'  activities  are  funded or  subsidized  by government grants or other funding,  which may be reduced or withdrawn.  Changes in government  regulation  also can have an impact on a company's  profitability
and/or  stock   price.   Continuing   technological   advances  may  mean  rapid
obsolescence  of key products and services.  These  business  uncertainties  may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities,  the fund may invest up to 15% of its assets in  privately  placed  securities.  These  securities  may be  considered illiquid  if they  cannot be sold in seven  days at  approximately  the price at which the fund is valuing them.  Privately  placed  securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio  managers may buy a large amount of a company's  stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of portfolio turnover and share price volatility. This portfolio turnover and share price  volatility  can be greater  than that of the average  stock fund.  Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies  regardless of size,  which means it may invest in smaller  U.S.  and foreign  companies.  Investing  in  securities  of smaller companies  generally  presents unique risks.  Smaller companies may have limited resources,  trade less frequently and have less publicly available  information.
They also may be more sensitive to changing  political and economic  conditions.
These factors may cause  investments  in smaller  companies to  experience  more price volatility.

The fund may invest in  securities  of  foreign  companies.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign  securities  generally  riskier than  investing  in U.S.  securities.
Because the portfolio  managers intend to invest the fund's assets  primarily in
U.S.  securities,   the  risks  associated  with  foreign  investments  are  not considered  to be principal  risks of  investing in the fund.  To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

Option  prices can be  volatile,  and trading in options will expose the fund to certain risks. For instance,  if the price of the option's  underlying  security does not change in the  anticipated  direction to an extent  sufficient to cover the cost of the option  before the  option  expires,  the fund may lose all or a significant part of its investment in the option.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for thousands of individual  companies to identify trends in earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique  involves the  identification  of companies with earnings and revenues that are not only growing,  but growing at an  accelerating  pace. This includes companies whose growth rates,  although still  negative,  are less negative than prior periods.  The portfolio  managers buy or hold the stocks of companies they believe have favorable  growth  prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio  managers will typically  look for stocks of growing  companies in the technology and telecommunications-related  sector. To achieve its objective, the fund  invests at least 80% of its  assets in  companies  that the  portfolio managers  believe  are  principally  engaged in  offering,  using or  developing products,  processes or services that provide or will benefit significantly from technological  advancements or  improvements.  The portfolio  managers  consider technology  and  telecommunications-related  industries to include among others,
computers   (including   software,    products   and   electronic   components),
semiconductors,  networking,  internet  and on-line  service  providers,  office
automation,  telecommunications,   telecommunications  equipment,  environmental
services,  media  and  information  services,   electronics,   and  defense  and
aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally
consider   an   investment   in  a  company   to  be  in  the   technology   and
telecommunications-related sector if

o    at least 50% of its gross income or net assets come from  activities in the sector;

o    at least 50% of its  assets  are  devoted to  producing  revenues  from the sector; or

o    based on  other  information  we  obtain,  we  determine  that its  primary business should be categorized within the sector; or

o    if the  investment is in a derivative  security,  the security has economic characteristics similar to the foregoing investments.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio  managers  may invest in companies  that  experience a change in their business that may stimulate future earnings and revenue acceleration and lead to positive investor  perception.  The change typically is the result of key events including:  entry into a new market,  development of a new product,  obtaining a new patent or license.  The portfolio managers also believe that it is important to diversify  the fund's  holdings  across  geographical  regions and  different countries.  For this reason,  the portfolio managers also consider the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange  fluctuations,  and tax considerations when making investments.

The managers may purchase put options  (i.e.,  the right to sell a security at a specified  price by a certain date) for some  securities  that the fund holds in order to hedge  against  adverse price  fluctuations  of those  securities.  The managers may purchase put options to cover up to 10% of the fund's assets.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will  usually  purchase  equity  securities  of both U.S.  and  foreign companies.  The fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities,  forward  currency  exchange  contracts,  nonleveraged  futures  and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although  not a  primary  investment  strategy  of the  fund,  in the  event  of exceptional  market  or  economic  conditions,  the  fund  may,  as a  temporary defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term  debt  securities.  To the extent  the fund  assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that  satisfy  the fund's  primary  investment  strategy,  the fund may invest a portion of its assets in convertible securities, foreign securities,  short-term securities,  equity-equivalent  securities,  nonleveraged  futures contracts and other similar securities.  Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures and similar  derivative  securities to help manage the risk of these types of investments.  For example, the managers cannot leverage the fund's  assets by investing  in a derivative  security.  A complete description of the derivatives policy is included in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund will  focus its  investments  among  companies  in the  technology  and telecommunications-related sector. Because those investments are concentrated in a comparatively  narrow segment of the total market,  the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments,  such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated  funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified.  This means that the portfolio managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were  diversified.  Although  the portfolio  managers  expect it will  ordinarily  invest in enough  securities to qualify  as a  diversified  fund,  its  nondiversified  status  gives  them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many  faster-growing  technology and  telecommunications-related  companies have limited operating histories.  Continuing  technological  advances may mean rapid obsolescence  of key products and services.  These  business  uncertainties  may increase the volatility of the prices for these companies' securities.

In  addition  to publicly  traded  securities,  the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot  be sold in seven  days at  approximately  the price at which the fund is valuing them.  Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of portfolio turnover and share price volatility. This portfolio turnover and share price  volatility  can be greater  than that of the average  stock fund.  Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies  regardless of size,  which means it may invest in smaller  U.S.  and foreign  companies.  Investing  in  securities  of smaller companies  generally  presents unique risks.  Smaller companies may have limited resources,  trade less frequently and have less publicly available  information.
They also may be more sensitive to changing  political and economic  conditions.
These factors may cause  investments  in smaller  companies to  experience  more price volatility.

The fund may invest in  securities  of  foreign  companies.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities  generally riskier than investing in U.S.  securities.  To the extent the fund invests in foreign securities,  however, the overall risk of the fund could be affected.

Option  prices can be  volatile,  and trading in options will expose the fund to certain risks. For instance,  if the price of the option's  underlying  security does not change in the  anticipated  direction to an extent  sufficient to cover the cost of the option  before the  option  expires,  the fund may lose all or a significant part of its investment in the option.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund management  teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' (except  Technology's)  investment advisor is American Century Global
Investment Management,  Inc. (ACGIM). ACGIM has been managing mutual funds since
January 2005 and is headquartered  at 666 3rd Avenue,  23rd Floor, New York, New
York 10017.  Prior to January 2005,  these funds were managed by ACGIM's  parent company,  American Century  Investment  Management,  Inc. (ACIM).  The change of investment  advisor is a result of a corporate  restructuring  of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

Technology's  investment  advisor is ACIM.  ACIM has been managing  mutual funds since 1958 and is  headquartered  at 4500 Main  Street,  Kansas  City,  Missouri
64111.

The  advisor  (ACGIM  or  ACIM)  is  responsible  for  managing  the  investment portfolios of the funds and directing the purchase and sale of their  investment securities. The advisor also arranges for transfer agency, custody and all other services  necessary  for the funds to operate.  ACGIM has hired ACIM to make the day-to-day  investment  decisions  for the cash portion of the funds it manages.
ACIM performs this function under the  supervision of ACGIM and the funds' Board of Directors.

For the  services  it  provided  to each fund,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.  International  Stock Investor Class will pay the advisor a unified management fee of 1.50%.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED
NOVEMBER 30, 2004                      INVESTOR CLASS       INSTITUTIONAL CLASS

Emerging Markets                             2.00%               1.80%

Global Growth                                1.30%               1.10%

International Discovery                      1.49%               1.29%

International Opportunities                  1.97%               1.77%

Life Sciences                                1.50%               1.30%

Technology                                   1.50%               1.30%

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio  managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the funds are identified below.

EMERGING MARKETS

MICHAEL J. DONNELLY

Mr. Donnelly,  Vice President and Senior Portfolio Manager, has been a member of the team that manages  Emerging  Markets since the fund's inception in September
1997. He joined American  Century in August 1997 as an  International  Portfolio
Manager. In February 1999, he was named Vice President and Portfolio Manager and served in that  capacity  until being named to his current  position in February
2004. He has a bachelor of arts from Yale  University  and an MBA in management, international business and international finance from Kellogg Graduate School of
Management, Northwestern University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong,  Vice President and Portfolio  Manager,  has been a member of the team that manages  Emerging  Markets since September 1997. He joined American Century in March 1993 as an International  Investment  Analyst for International  Growth
and  International  Discovery.  In July 2001, he was named Portfolio Manager and served in that  capacity  until being named to his current  position in February
2004.  Since October 1998, he served as Senior Analyst and Managing  Director of the American Century  Singapore  office. He has a bachelor of science and master of science in civil engineering and an MBA from Virginia Tech.

GLOBAL GROWTH

TREVOR GURWICH

Mr. Gurwich, Vice President and Portfolio Manager, has been a member of the team that manages  Global Growth since January  2004. He joined  American  Century in
July 1998 as an International Investment Analyst. He was named Portfolio Manager in March 2001 and  served in that  capacity  until  being  named to his  current position in February 2004. He has a bachelor's degree in international relations from the  University  of  Pennsylvania,  a bachelor's  degree in economics  from
Wharton School of Business and an MBA in finance and investment  management from
Columbia University.

MATTHEW HUDSON

Mr. Hudson, Vice President and Portfolio Manager,  has been a member of the team that manages  Global  Growth  since April 2002.  He joined  American  Century in
January 2000 as an Investment  Analyst.  In April 2002,  he was named  Portfolio
Manager and served in that capacity until being named to his current position in
February  2004.  Prior to  joining  American  Century,  he was an  international investment  analyst at Pioneer  Investment  Management  from  September  1996 to
January 2000. He has a bachelor's  degree in finance and investments from Babson
College and an MBA in finance from Boston University. He is a CFA charterholder.

INTERNATIONAL DISCOVERY

BRIAN BRADY

Mr. Brady, Vice President and Portfolio  Manager,  has been a member of the team that manages International Discovery since June 1994. He joined American Century in June 1994 as an Investment  Analyst. In November 1998, he was named Portfolio
Manager and served in that capacity until being named to his current position in
February  2000.  Prior to joining  American  Century,  he served as a  financial analyst for Chase  Manhattan  Bank.  He has a bachelor's  degree in finance from
Georgetown  University and an MBA from Columbia  University  Graduate  School of
Business.

MARK S. KOPINSKI

Mr.  Kopinski,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team that manages International Discovery since rejoining American
Century in April 1997 as Vice  President  International  Portfolio  Manager.  In
February  1999, he was named Senior Vice  President  and  Portfolio  Manager and served in that  capacity  until being named to his current  position in February
2000.  He has a  bachelor's  degree in  business  administration  from  Monmouth
College and a master's degree in Asian studies from the University of Illinois.

INTERNATIONAL OPPORTUNITIES

FEDERICO LAFFAN

Mr. Laffan, Vice President and Portfolio Manager,  has been a member of the team that  manages  International  Opportunities  since  September  2001.  He  joined
American Century in September 2001 as a Senior Investment  Analyst. He was named to his current  position in June 2004.  Prior to joining  American  Century,  he served as International Equity Portfolio Manager at Warburg Pincus/Credit Suisse
Asset  Management  from May 1997 to July  2001.  He has a  bachelor's  degree in international  studies  from the  University  of Texas and a master's  degree in finance from the London Business School.

LYNETTE SCHROEDER

Ms. Schroeder,  Vice President and Portfolio  Manager,  has been a member of the team that manages International Opportunities since the fund's inception in June
2001.  She joined  American  Century in August 2000 as a  Portfolio  Manager and
served in that  capacity  until being  named to her  current  position in August
2002.  Prior to joining  American  Century,  she served as a Portfolio  Manager,
Senior Analyst for Driehaus  Capital  Management from June 1997 to July 2000 and as an Analyst for Lexington  Asset  Management from August 1995 to May 1997. She has a bachelor's  degree in political science from the University of Chicago and an MBA from the  Colgate  Darden  Graduate  School of  Business  Administration,
University of Virginia.

INTERNATIONAL STOCK

KEITH CREVELING

Mr. Creveling,  Vice President and Portfolio  Manager,  has been a member of the team that manages  International  Stock since its inception.  He joined American
Century in October 1999 as an Investment Analyst. He was named Portfolio Manager in April 2002 and  served in that  capacity  until  being  named to his  current position in February 2004. Prior to joining American Century,  he was an analyst at Fiduciary Trust Company  International from September 1996 to September 1999.
He has a bachelor's  degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein,  Vice President and Senior Portfolio Manager,  has been a member of the team that  manages  International  Stock since its  inception.  He joined
American Century in October 2004 as Vice President and Senior Portfolio Manager.
Prior to joining American Century,  he was Chief Investment Officer and Managing
Partner  with  Ellis  Island  Partners  LLC from May  2002 to  October  2004 and
Executive  Vice  President  and Head of  International  Equities  with  Schroder
Investment  Management from January 1997 to May 2002. He has a bachelor's degree in economics from Brandeis University, an MA in economics from the University of
Chicago and an MBA in finance from the University of Chicago.

LIFE SCIENCES

ARNOLD K. DOUVILLE

Mr. Douville,  Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences  since its inception in June 2000. He joined
American  Century in 1997 as a Portfolio  Manager.  In March 1998,  he was named
Vice  President  and Portfolio  Manager and served in that capacity  until being named to his current position in May 2000. Prior to joining American Century, he served as Senior Portfolio Manager for Munder Capital  Management from September
1989 to October 1997. He has a bachelor's  degree in economics from the U.S. Air
Force  Academy  and  an  MBA in  finance,  statistics  and  economics  from  the
University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager,  has been a member of the team that manages Life Sciences since its inception in June 2000. She joined American
Century in January 1996 as an  Investment  Analyst.  In May 2000,  she was named
Portfolio  Manager and served in that capacity  until being named to her current
position  in  February   2002.   She  has  a   bachelor's   degree  in  business
administration from the University of Central Florida and an MBA in finance from the University of North Carolina. She is a CFA charterholder.

TECHNOLOGY

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages  Technology  since March 2002. He joined  American  Century in July
1996 as an Investment  Analyst. In February 2000, he was named Portfolio Manager and  served in that  capacity  until  being  named to his  current  position  in
February  2004.  He has a bachelor  of  business  administration  from  Southern
Methodist  University and an MBA from Wharton School of Business,  University of
Pennsylvania. He is a CFA charterholder. The SAI provides additional information about  the  other  accounts  managed  by the  portfolio  managers,  if any,  the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

Open an account

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares

Exchange shares from another American Century account.

Make additional investments

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS

INVESTOR RELATIONS                          SERVICE REPRESENTATIVE
1-800-345-2021                              1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account

If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares

Call a representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

Sell shares

You can receive redemption proceeds by wire or electronic transfer.

Exchange shares

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

Open an account

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares

Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Open an account

Not available.

Exchange shares

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education Savings Account (CESA),  and $2,500 for all other accounts.
For International Discovery and International Opportunities, the minimum initial investment  amount is $10,000 for all accounts.  To establish a  traditional  or
Roth IRA in  International  Discovery or International  Opportunities,  you must exchange from another American Century IRA,  transfer from another  custodian or roll over a minimum of $10,000 in order to meet the funds' minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  has an  aggregate  investment  in our  family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
Shareholders.

REDEMPTIONS

Shares  redeemed  within a specified  period may be subject to a 2.0% redemption fee as listed below.

o    Emerging Markets (Investor Class) shares sold within 180 days of purchase

o    Emerging Markets  (Institutional  Class) shares purchased on or after March
     1, 2004 and sold within 180 days of purchase

o    Global Growth (Investor Class and Institutional  Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

o    International  Discovery  (Investor Class and  Institutional  Class) shares sold within 180 days of purchase

o    International Stock (Investor Class) shares sold within 60 days of purchase

o    International Opportunities (Investor Class and Institutional Class) shares sold within 180 days of purchase

Therefore,  if you redeem shares within the redemption  period  specified above, you will receive 98% of their value at redemption.  The remaining 2% is retained by the fund and helps cover transaction costs that long-term  investors may bear when  the  fund  sells  securities  to meet  investor  redemptions.  This fee is intended to help prevent abusive trading practices, such as excessive short-term trading.  (See  ABUSIVE  TRADING  PRACTICES,  page X.)  However,  not all of the financial  intermediaries  who offer the funds are  currently  able to track and charge the redemption fee.  American  Century is working with those providers to combat  abusive  trading and  encouraging  them to develop  systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The funds may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical and/or other systems designed to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account  and send the  proceeds to your  address of record.  Investor  Class shares  redeemed  in this manner  within a specified  period may be subject to a
2.0% redemption fee as listed below.

o    Emerging Markets shares sold within 180 days of purchase

o    Global Growth shares purchased on or after March 1, 2004 and sold within 60 days of purchase

o    International Discovery shares sold within 180 days of purchase

o    International Opportunities shares sold within 180 days of purchase

o    International Stock shares sold within 60 days of purchase

You  also  may  incur  tax  liability  as  a  result  of  this  redemption.  For
Institutional  Class  shares,  we reserve  the right to convert  your  shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened  measure for the funds, the board has approved the imposition of a redemption fee for  redemption of shares within a specified  number of days of purchase. See REDEMPTIONS,  page X, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include,  but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the funds  will not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized on the sale of investment  securities.  Each fund generally  pays  distributions from net income,  if any, once a year in December.  Distributions  from realized capital gains are paid twice a year,  usually in March and December.  A fund may make more frequent distributions,  if necessary, to comply with Internal Revenue
Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income taxes paid by the funds.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the funds.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with respect to your shares of the funds,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%    TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS    ALL OTHER BRACKETS
Short-term capital gains                 Ordinary Income     Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                  5%                  15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    EMERGING MARKETS - Investor Class, Institutional Class, Advisor Class and C
     Class

o    GLOBAL GROWTH - Investor Class,  Institutional  Class,  Advisor Class and C
     Class

o    INTERNATIONAL  DISCOVERY - Investor Class,  Institutional Class and Advisor
     Class

o    INTERNATIONAL STOCK - Investor Class

o    INTERNATIONAL OPPORTUNITIES - Investor Class and Institutional Class

o    LIFE SCIENCES - Investor Class,  Institutional  Class,  Advisor Class and C
     Class

o    TECHNOLOGY - Investor Class, Institutional Class and Advisor Class

The shares offered by this prospectus are Investor Class and Institutional Class shares.  Investor  Class and  Institutional  Class  shares  have no  up-front or deferred  charges,  commissions  or 12b-1 fees.  Institutional  Class shares are offered  primarily  through  employer-sponsored  retirement  plans,  or  through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements are included in the funds' annual  reports,  which are available upon request.

EMERGING MARKETS FUND
Investor Class

[INFORMATION TO COME]

EMERGING MARKETS FUND
Institutional Class

[INFORMATION TO COME]

GLOBAL GROWTH FUND
Investor Class

[INFORMATION TO COME]

GLOBAL GROWTH FUND
Institutional Class

[INFORMATION TO COME]

INTERNATIONAL DISCOVERY FUND
Investor Class

[INFORMATION TO COME]

INTERNATIONAL DISCOVERY FUND
Institutional Class

[INFORMATION TO COME]

INTERNATIONAL OPPORTUNITIES FUND
Investor Class

[INFORMATION TO COME]

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class

[INFORMATION TO COME]

LIFE SCIENCES FUND
Investor Class

[INFORMATION TO COME]

LIFE SCIENCES FUND
Institutional Class

[INFORMATION TO COME]

TECHNOLOGY FUND
Investor Class

[INFORMATION TO COME]

TECHNOLOGY FUND
Institutional Class

[INFORMATION TO COME]

NOTES

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual   reports  contain  more  information   about  a  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room, Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        o EDGAR database at sec.gov
                       o By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE       TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
EMERGING MARKETS FUND

   Investor Class                   043            TWMIX          EmgMkt

   Institutional Class              343            AMKIX          EmgMkt

--------------------------------------------------------------------------------
GLOBAL GROWTH FUND

   Investor Class                   102            TWGGX          Gl Grwth

   Institutional Class              402            AGGIX          Gl Grwth

--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY FUND

   Investor Class                   042            TWEGX          IntDisc

   Institutional Class              342            TIDIX          IntDisc

--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

   Investor Class                   040            AIOIX          INTLOPPT

   Institutional Class              340            ACIOX          INTLOPPT

--------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND

   Investor Class                   155            N/A            N/A

--------------------------------------------------------------------------------
LIFE SCIENCES FUND

   Investor Class                   104            ALSIX          LifeSci

   Institutional Class              404            AILSX          LifeSci

--------------------------------------------------------------------------------
TECHNOLOGY FUND

   Investor Class                   096            ATCIX          Tech

   Institutional Class              396            ATYIX          Tech

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS

americancentury.com

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575

0503

SH-PRS-41802

Your
American Century Investments
prospectus

ADVISOR CLASS

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
Life Sciences Fund
Technology Fund

C CLASS

Emerging Markets Fund
Global Growth Fund
Life Sciences Fund

MARCH 31, 2005

INTERNATIONAL  DISCOVERY IS CLOSED TO NEW INVESTORS.  SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE  ADDITIONAL  INVESTMENTS  AND REINVEST  DIVIDENDS  AND CAPITAL
GAINS DISTRIBUTIONS.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

      Emerging Markets Fund, Global Growth Fund, and
      International Discovery Fund.............................................X

      Life Sciences Fund and Technology Fund...................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

      Emerging Markets Fund, Global Growth Fund, and
      International Discovery Fund.............................................X

      Life Sciences Fund.......................................................X

      Technology Fund..........................................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds'  portfolio  managers  look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American
Century.  Management  of the funds is based on the  belief  that,  over the long term,  stock price  movements  follow growth in earnings  and/or cash flow.  The portfolio managers use a variety of analytical  research tools and techniques to identify the stocks of companies that meet their investment criteria.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    FOREIGN RISK - The funds invest in foreign securities,  which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk,  meaning  that  political  events  (such  as civil  unrest,  national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a country  where  the funds  invest  could  cause the  funds'
     investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  funds   generally   invest  in  securities
     denominated in foreign currencies,  the funds are subject to currency risk, meaning that the funds could  experience  gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

FUND                        PRIMARY INVESTMENTS                PRINCIPAL RISKS

Emerging Markets            Equity securities of issuers       Emerging markets
                            in emerging markets                risk

Global Growth               Equity securities of issuers in    Foreign securities
                            the United States and other        risk
                            developed countries

International Discovery(1)  Equity securities of issuers       Smaller foreign
                            in developed foreign countries     company risk
                            or emerging markets that are
                            small- to medium-sized companies
                            at the time of purchase

(1)  INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

A more detailed description of the funds' investment strategies and risks begins on page X.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

These funds'  portfolio  managers look for stocks of companies they believe will increase in value over time, using an investment  strategy developed by American
Century.  Management  of the funds is based on the  belief  that,  over the long term, stock price movements  follow growth in earnings,  revenues and cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria.

LIFE  SCIENCES - The  portfolio  managers  look for stocks of growing  U.S.  and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The portfolio  managers look for stocks of growing U.S. and foreign
companies     with    business     operations    in    the     technology    and
telecommunications-related  sectors.  These  companies  include  those  that the
portfolio   managers  believe  will  benefit   significantly  from  advances  or
improvements in technology.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    NONDIVERSIFICATION - The funds are classified as NONDIVERSIFIED. This gives the portfolio  managers the  flexibility to hold large positions in a small number of securities.  If so, a price change in any one of those securities may have a greater impact on the funds' share prices than would be the case in a diversified fund.

               A  NONDIVERSIFIED  fund may  invest a greater  percentage  of its
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

o    CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government  regulation,  subsidies,  or  technological  advancements.  As a result,  the fund's net asset value may be more  volatile than that of less concentrated funds.

o    CONCENTRATION  (TECHNOLOGY)  - Technology  will focus on the technology and telecommunications industries and related industry groups. Because of this,
     companies  in  the  fund's   portfolio   may  react   similarly  to  market
     developments.  As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks begins on page X.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  class.  They  indicate  the volatility of the funds'  historical  returns from year to year.  The returns of the funds' C Class shares will differ from those shown in the charts,  depending on the expenses of that class.

EMERGING MARKETS FUND -- ADVISOR CLASS

2004               13.17%
2003               65.03%
2002              -18.97%
2001               -8.96%
2000              -30.33%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                       LOWEST

Emerging Markets               22.02% (2Q 2003)            -22.25% (3Q 2001)
--------------------------------------------------------------------------------

GLOBAL GROWTH FUND -- ADVISOR CLASS

2004               14.88%
2003               34.13%
2002              -20.48%
2001              -25.97%
2000               -5.90%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                      LOWEST

Global Growth                  16.35% (2Q 2003)            -18.03% (3Q 2002)
--------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY FUND -- ADVISOR CLASS

2004               15.95%
2003               51.02%
2002              -12.99%
2001              -22.03%
2000              -14.36%
1999               88.04%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                      LOWEST

International Discovery        50.78% (4Q 1999)             -19.17% (3Q 2001)
--------------------------------------------------------------------------------

LIFE SCIENCES FUND -- ADVISOR CLASS

2004                8.91%
2003               28.65%
2002              -28.48%
2001               -7.95%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                      LOWEST

Life Sciences                  14.35% (2Q 2001)             -14.55% (1Q 2001)
--------------------------------------------------------------------------------

TECHNOLOGY FUND -- ADVISOR CLASS

2004               -1.69%
2003               50.00%
2002              -41.12%
2001              -35.74%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                    HIGHEST                      LOWEST

Technology                     25.87% (2Q 2003)             -33.63% (1Q 2001)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares  calculated  three  different  ways. An additional  table shows the average annual total returns of the funds' C Class shares  calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2004                            1 YEAR     5 YEARS    LIFE OF FUND(1)
-----------------------------------------------------------------------------------
EMERGING MARKETS

Return Before Taxes                          13.17%      -0.81%      7.57%

Return After Taxes on Distributions          13.03%      -0.98%      7.41%

Return After Taxes on Distributions
  and Sale of Fund Shares                     8.73%      -0.75%      6.52%

MSCI Emerging Markets Free Index             25.95%       4.62%      9.25%(2)
  (reflects no deduction for fees,
   expenses or taxes)

-----------------------------------------------------------------------------------
GLOBAL GROWTH

Return Before Taxes                          14.88%      -3.11%      7.63%

Return After Taxes on Distributions          14.88%      -3.55%      7.02%

Return After Taxes on Distributions
  and Sale of Fund Shares                     9.67%      -2.81%      6.33%

MSCI World Free Index                        14.72%      -2.45%      1.30%(3)
  (reflects no deduction for fees,
   expenses or taxes)
-----------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

Return Before Taxes                          15.95%       0.35%      9.34%

Return After Taxes on Distributions          13.63%      -0.51%      8.44%

Return After Taxes on Distributions
  and Sale of Fund Shares                    13.45%       0.14%      7.96%

Citigroup EMI Growth World
  ex-US Index (reflects no
  deduction for fees, expenses or taxes)     26.20%       0.62%      4.51%(4)

-----------------------------------------------------------------------------------
LIFE SCIENCES

Return Before Taxes                           8.91%       N/A       -2.11%

Return After Taxes on Distributions           8.91%       N/A       -2.35%

Return After Taxes on Distributions
  and Sale of Fund Shares                     5.79%       N/A       -1.93%

S&P 500 Index                                10.88%       N/A       -2.33%(5)
  (reflects no deduction for fees,
   expenses or taxes)

S&P Composite 1500 Health Care Index          3.34%       N/A       -1.76%(5)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE:  EMERGING  MARKETS,  MAY 12,
     1999; GLOBAL GROWTH, FEBRUARY 5, 1999; INTERNATIONAL  DISCOVERY,  APRIL 28,
     1998; AND LIFE SCIENCES, NOVEMBER 14, 2000.

(2)  SINCE APRIL 30, 1999,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE APRIL 30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(5)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2004                          1 YEAR     5 YEARS     LIFE OF FUND(1)
--------------------------------------------------------------------------------
TECHNOLOGY

Return Before Taxes                        -1.69%       N/A        -19.73%

Return After Taxes on Distributions        -1.69%       N/A        -19.73%

Return After Taxes on Distributions
  and Sale of Fund Shares                  -1.10%       N/A        -15.60%

S&P 500 Index                              10.88%       N/A         -2.46%
  (reflects no deduction for fees,
   expenses or taxes)

S&P Composite1500 Technology Index          2.25%       N/A        -16.68%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS OF TECHNOLOGY IS JUNE 30, 2000.

C CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2004                              1 YEAR            LIFE OF FUND(1)
--------------------------------------------------------------------------------
EMERGING MARKETS

Return Before Taxes                             12.15%            14.42%

MSCI Emerging Markets Free Index                25.95%            22.77%(2)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
GLOBAL GROWTH

Return Before Taxes                             14.11%             7.81%

MSCI World Free Index                           14.72%             8.89%(3)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
LIFE SCIENCES

Return Before Taxes                              8.13%            -0.53%

S&P 500 Index                                   10.88%             3.78%(4)
  (reflects no deduction for fees,
   expenses or taxes)

S&P Composite 1500 Health Care Index             3.34%            -1.33%(4)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION  DATES FOR THE C CLASS ARE:  EMERGING  MARKETS,  DECEMBER 18,
     2001; GLOBAL GROWTH, MARCH 1, 2002; AND LIFE SCIENCES, NOVEMBER 29, 2001.

(2)  SINCE  DECEMBER 31, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE  FEBRUARY 28, 2002,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Advisor Class

   Redemption/Exchange Fee
    (as a percentage of amount redeemed/exchanged)                       2.0%(1)

--------------------------------------------------------------------------------
C Class (All funds)

   Maximum Deferred Sales Charge (load)
    (as a percentage of net asset value)                                1.00%(2)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO EMERGING MARKETS AND INTERNATIONAL  DISCOVERY ADVISOR CLASS
     SHARES HELD FOR LESS THAN 180 DAYS,  AND GLOBAL GROWTH ADVISOR CLASS SHARES
     PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS. THE FEE
     DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED  DIVIDENDS OR CAPITAL
     GAINS.

(2)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT  DISTRIBUTION AND       OTHER       TOTAL ANNUAL FUND
                         FEE(1)     SERVICE (12B-1)FEES   EXPENSES(2)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
EMERGING MARKETS

   Advisor Class         1.75%         0.50%(3)             0.00%           2.25%

   C Class               2.00%         1.00%(4)             0.00%           3.00%

-----------------------------------------------------------------------------------------
GLOBAL GROWTH

   Advisor Class         1.05%         0.50%(3)             0.00%           1.55%

   C Class               1.30%         1.00%(4)             0.00%           2.30%

-----------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Advisor Class         1.24%         0.50%(3)             0.00%           1.74%

-----------------------------------------------------------------------------------------
LIFE SCIENCES

   Advisor Class         1.25%         0.50%(3)             0.00%           1.75%

   C Class               1.50%         1.00%(4)             0.00%           2.50%

-----------------------------------------------------------------------------------------
TECHNOLOGY

   Advisor Class         1.25%         0.50%(3)             0.00%           1.75%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY  DECREASE AS STRATEGY  ASSETS  INCREASE  AND INCREASE AS STRATEGY
     ASSETS  DECREASE.  SEE  The  Investment  Advisor  UNDER  Management  FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  Service,
     Distribution and Administrative Fees, PAGE X.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE X.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
EMERGING MARKETS

   Advisor Class             $226         $697         $1,194         $2,558

   C Class                   $300         $917         $1,558         $3,273

--------------------------------------------------------------------------------
GLOBAL GROWTH

   Advisor Class             $157         $487           $840         $1,832

   C Class                   $231         $712         $1,219         $2,607

--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Advisor Class             $176         $545           $937         $2,035

--------------------------------------------------------------------------------
LIFE SCIENCES

   Advisor Class             $177         $548           $943         $2,045

   C Class                   $251         $771         $1,317         $2,803

--------------------------------------------------------------------------------
TECHNOLOGY

   Advisor Class             $177         $548           $943         $2,045

OBJECTIVES, STRATEGIES AND RISKS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  individual  companies to identify  trends in  earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates,  although  still  negative,  are less negative than prior periods.
Other  analytical   techniques  help  identify   additional  signs  of  business
improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of  companies  whose  characteristics  no longer  meet their criteria.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio managers believe that it is important to diversify the funds' holdings across different  countries and geographical  regions in an effort to manage the risks of an international  portfolio.  For this reason,  the portfolio  managers also  consider the  prospects for relative  economic  growth among  countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the funds  may  invest a  portion  of their  assets in convertible securities,  equity-equivalent securities, forward currency exchange contracts,  short-term  securities,  nonleveraged  futures  contracts  and other similar securities.  Futures contracts,  a type of derivative security, can help the funds' cash assets  remain  liquid while  performing  more like stocks.  The
funds  have  a  policy  governing  futures  contracts  and  similar   derivative
securities  to help  manage the risk of these types of  investments.  A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity  securities of foreign  companies (except
Global Growth,  which will usually  purchase equity  securities of both U.S. and foreign companies).  These funds can purchase other types of securities as well,
such  as  domestic  and  foreign  preferred  stocks,   convertible   securities,
equity-equivalent securities, forward currency exchange contracts,  nonleveraged futures and options,  notes,  bonds and other debt securities of companies,  and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

o    Emerging  Markets  will  invest  at  least  80% of  its  assets  in  equity securities of companies  located in emerging market countries and companies that derive a significant  portion of their  business from emerging  market countries.

o    Global Growth invests in both U.S. and foreign companies. The fund's assets will be  invested  primarily  in equity  securities  of issuers  located in developed countries worldwide (including the United States).

o    International  Discovery's  assets  will be  invested  primarily  in equity securities  of  companies  that are small- to  medium-sized  at the time of purchase and are located in foreign developed  countries or emerging market countries. If the companies in which the fund invests are successful, these companies  may  grow  into  large-sized  companies.  In  addition,  if  the
     portfolio   managers   determine  that  the   availability   of  small-  to
     medium-sized  companies  in which to  invest  is not  adequate  to meet the fund's investment  needs, the portfolio  managers may invest in large-sized companies.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The funds consider developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in the  statement  of  additional  information,  securities  of  issuers in emerging market  (non-developed)  countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a  significant  portion of their  business  from emerging market countries.

When  determining the size of a company,  the portfolio  managers will consider, among  other  factors,  the  capitalization  of the  company  and the  amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the funds' investments are generally denominated in foreign currencies,  the funds could  experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The funds'  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

In summary,  investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  individual  companies to identify  trends in  earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates,  although  still  negative,  are less negative than prior periods.
Other  analytical   techniques  help  identify   additional  signs  of  business
improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of  companies  whose  characteristics  no longer  meet their criteria.

The portfolio  managers will typically  look for stocks of growing  companies in the life sciences  sector.  To achieve its objective,  the fund invests at least
80% of its assets in companies that engage in the business of providing products and  services  that help promote  health and  wellness.  Life science  companies generally  own,  operate  or support  healthcare  facilities  (including,  among others,  hospitals,  outpatient  surgery  facilities,  dialysis centers,  dental
centers  and   physical   therapy   centers);   design,   manufacture   or  sell
pharmaceuticals,  bio-pharmaceuticals,  medical research facilities, and medical
devices  and  supplies;   or  may  provide   biotechnology   needed  to  improve
agriculture,   aquaculture,   forestry,   chemicals,   household   products  and
cosmetics/personal  care products,  environmental cleanup, food processing,  and forensic  medicine.  The fund may invest in U.S.  and foreign  companies  of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

o    at least 50% of its gross income or net assets come from  activities in the sector;

o    at least 50% of its  assets  are  devoted to  producing  revenues  from the sector; or

o    based on  other  information  we  obtain,  we  determine  that its  primary business should be categorized within the sector; or

o    if the  investment is in a derivative  security,  the security has economic characteristics similar to the foregoing investments.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio  managers  invest  in  companies  that  experience  a change  in their business that may stimulate future revenue and earnings acceleration and lead to positive investor  perception.  The change typically is the result of key events including:  entry into a new market,  development of a new product,  obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical  device.  The  portfolio  managers also believe that it is important to  diversify  the fund's  holdings  across  geographical  regions and different  countries.  For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The managers may purchase put options  (i.e.,  the right to sell a security at a specified  price by a certain date) for some  securities  that the fund holds in order to hedge  against  adverse price  fluctuations  of those  securities.  The managers may purchase put options to cover up to 10% of the fund's assets.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks  regardless of the movement of stock prices  generally.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will  usually  purchase  equity  securities  of both U.S.  and  foreign companies.  The fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities,  foreign  currency  exchange  contracts,  nonleveraged  futures  and options,  notes, bonds and other debt securities of companies and obligations of domestic or foreign governments and their agencies.

Although  not a  primary  investment  strategy  of the  fund,  in the  event  of exceptional  market  or  economic  conditions,  the  fund  may,  as a  temporary defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term  debt  securities.  To the extent  the fund  assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that  satisfy  the fund's  primary  investment  strategy,  the fund may invest a portion of its assets in convertible securities, foreign securities,  short-term securities,  equity-equivalent  securities,  nonleveraged  futures contracts and other similar securities.  Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures and similar  derivative  securities to help manage the risk of these types of investments.  For example, the managers cannot leverage the fund's  assets by investing  in a derivative  security.  A complete description of the derivatives policy is included in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively  narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments,  such as government  regulation,  subsidies or technological  advancements.  This means that the fund's net asset  value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified.  This means that the portfolio managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were  diversified.  Although  the portfolio  managers  expect it will  ordinarily  invest in enough  securities to qualify  as a  diversified  fund,  its  nondiversified  status  gives  them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential  profitability may be dependent on regulatory  approval of their products.  Many of these  companies'  activities  are  funded or  subsidized  by government grants or other funding,  which may be reduced or withdrawn.  Changes in government  regulation  also can have an impact on a company's  profitability
and/or  stock   price.   Continuing   technological   advances  may  mean  rapid
obsolescence  of key products and services.  These  business  uncertainties  may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities,  the fund may invest up to 15% of its assets in  privately  placed  securities.  These  securities  may be  considered illiquid  if they  cannot be sold in seven  days at  approximately  the price at which the fund is valuing them.  Privately  placed  securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio  managers may buy a large amount of a company's  stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of portfolio turnover and share price volatility. This portfolio turnover and share price  volatility  can be greater  than that of the average  stock fund.  Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies  regardless of size,  which means it may invest in smaller  U.S.  and foreign  companies.  Investing  in  securities  of smaller companies  generally  presents unique risks.  Smaller companies may have limited resources,  trade less frequently and have less publicly available  information.
They also may be more sensitive to changing  political and economic  conditions.
These factors may cause  investments  in smaller  companies to  experience  more price volatility.

The fund may invest in  securities  of  foreign  companies.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign  securities  generally  riskier than  investing  in U.S.  securities.
Because the portfolio  managers intend to invest the fund's assets  primarily in
U.S.  securities,   the  risks  associated  with  foreign  investments  are  not considered  to be principal  risks of  investing in the fund.  To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

Option  prices can be  volatile,  and trading in options will expose the fund to certain risks. For instance,  if the price of the option's  underlying  security does not change in the  anticipated  direction to an extent  sufficient to cover the cost of the option  before the  option  expires,  the fund may lose all or a significant part of its investment in the option.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for thousands of individual  companies to identify trends in earnings,  revenues and other business  fundamentals.  The portfolio managers' principal  analytical technique  involves the  identification  of companies with earnings and revenues that are not only growing,  but growing at an  accelerating  pace. This includes companies whose growth rates,  although still  negative,  are less negative than prior periods.  The portfolio  managers buy or hold the stocks of companies they believe have favorable  growth  prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio  managers will typically  look for stocks of growing  companies in the technology and telecommunications-related  sector. To achieve its objective, the fund  invests at least 80% of its  assets in  companies  that the  portfolio managers  believe  are  principally  engaged in  offering,  using or  developing products,  processes or services that provide or will benefit significantly from technological  advancements or  improvements.  The portfolio  managers  consider technology  and  telecommunications-related  industries to include among others,
computers   (including   software,    products   and   electronic   components),
semiconductors,  networking,  internet  and on-line  service  providers,  office
automation,  telecommunications,   telecommunications  equipment,  environmental
services,  media  and  information  services,   electronics,   and  defense  and
aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally
consider   an   investment   in  a  company   to  be  in  the   technology   and
telecommunications-related sector if

o    at least 50% of its gross income or net assets come from  activities in the sector;

o    at least 50% of its  assets  are  devoted to  producing  revenues  from the sector; or

o    based on  other  information  we  obtain,  we  determine  that its  primary business should be categorized within the sector; or

o    if the  investment is in a derivative  security,  the security has economic characteristics similar to the foregoing investments.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio  managers  may invest in companies  that  experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor  perception.  The change typically is the result of key events including:  entry into a new market,  development of a new product,  obtaining a new patent or license.  The portfolio managers also believe that it is important to diversify  the fund's  holdings  across  geographical  regions and  different countries.  For this reason,  the portfolio managers also consider the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange  fluctuations,  and tax considerations when making investments.

The managers may purchase put options  (i.e.,  the right to sell a security at a specified  price by a certain date) for some  securities  that the fund holds in order to hedge  against  adverse price  fluctuations  of those  securities.  The managers may purchase put options to cover up to 10% of the fund's assets.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will  usually  purchase  equity  securities  of both U.S.  and  foreign companies.  The fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities,  forward  currency  exchange  contracts,  nonleveraged  futures  and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although  not a  primary  investment  strategy  of the  fund,  in the  event  of exceptional  market  or  economic  conditions,  the  fund  may,  as a  temporary defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term  debt  securities.  To the extent  the fund  assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that  satisfy  the fund's  primary  investment  strategy,  the fund may invest a portion of its assets in convertible securities, foreign securities,  short-term securities,  equity-equivalent  securities,  nonleveraged  futures contracts and other similar securities.  Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures and similar  derivative  securities to help manage the risk of these types of investments.  For example, the managers cannot leverage the fund's  assets by investing  in a derivative  security.  A complete description of the derivatives policy is included in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund will  focus its  investments  among  companies  in the  technology  and telecommunications-related sector. Because those investments are concentrated in a comparatively  narrow segment of the total market,  the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments,  such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated  funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified.  This means that the portfolio managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were  diversified.  Although  the portfolio  managers  expect it will  ordinarily  invest in enough  securities to qualify  as a  diversified  fund,  its  nondiversified  status  gives  them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many  faster-growing  technology and  telecommunications-related  companies have limited operating histories.  Continuing  technological  advances may mean rapid obsolescence  of key products and services.  These  business  uncertainties  may increase the volatility of the prices for these companies' securities.

In  addition  to publicly  traded  securities,  the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot  be sold in seven  days at  approximately  the price at which the fund is valuing them.  Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of portfolio turnover and share price volatility. This portfolio turnover and share price  volatility  can be greater  than that of the average  stock fund.  Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies  regardless of size,  which means it may invest in smaller  U.S.  and foreign  companies.  Investing  in  securities  of smaller companies  generally  presents unique risks.  Smaller companies may have limited resources,  trade less frequently and have less publicly available  information.
They also may be more sensitive to changing  political and economic  conditions.
These factors may cause  investments  in smaller  companies to  experience  more price volatility.

The fund may invest in  securities  of  foreign  companies.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities  generally riskier than investing in U.S.  securities.  To the extent the fund invests in foreign securities,  however, the overall risk of the fund could be affected.

Option  prices can be  volatile,  and trading in options will expose the fund to certain risks. For instance,  if the price of the option's  underlying  security does not change in the  anticipated  direction to an extent  sufficient to cover the cost of the option  before the  option  expires,  the fund may lose all or a significant part of its investment in the option.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund management  teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' (except  Technology's)  investment advisor is American Century Global
Investment Management,  Inc. (ACGIM). ACGIM has been managing mutual funds since
January 2005 and is headquartered  at 666 3rd Avenue,  23rd Floor, New York, New
York 10017.  Prior to January 2005,  these funds were managed by ACGIM's  parent company,  American Century  Investment  Management,  Inc. (ACIM).  The change of investment  advisor is a result of a corporate  restructuring  of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

Technology's  investment  advisor is ACIM.  ACIM has been managing  mutual funds since 1958 and is  headquartered  at 4500 Main  Street,  Kansas  City,  Missouri
64111.

The  advisor  (ACGIM  or  ACIM)  is  responsible  for  managing  the  investment portfolios of the funds and directing the purchase and sale of their  investment securities. The advisor also arranges for transfer agency, custody and all other services  necessary  for the funds to operate.  ACGIM has hired ACIM to make the day-to-day  investment  decisions  for the cash portion of the funds it manages.
ACIM performs this function under the  supervision of ACGIM and the funds' Board of Directors.

For the  services  it  provided  to each fund,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in addition to the fund's  assets.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004           ADVISOR CLASS     C CLASS

Emerging Markets                                       1.75%            2.00%

Global Growth                                          1.05%            1.30%

International Discovery                                1.24%            N/A(1)

Life Sciences                                          1.25%            1.50%

Technology                                             1.25%            N/A(1)

(1)  THE FUND DOES NOT OFFER C CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio  managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund(s) are identified below.

EMERGING MARKETS

MICHAEL J. DONNELLY

Mr. Donnelly,  Vice President and Senior Portfolio Manager, has been a member of the team that manages  Emerging  Markets since the fund's inception in September
1997. He joined American  Century in August 1997 as an  International  Portfolio
Manager. In February 1999, he was named Vice President and Portfolio Manager and served in that  capacity  until being named to his current  position in February
2004. He has a bachelor of arts from Yale  University  and an MBA in management, international business and international finance from Kellogg Graduate School of
Management, Northwestern University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong,  Vice President and Portfolio  Manager,  has been a member of the team that manages  Emerging  Markets since September 1997. He joined American Century in March 1993 as an International  Investment  Analyst for International  Growth
and  International  Discovery.  In July 2001, he was named Portfolio Manager and served in that  capacity  until being named to his current  position in February
2004.  Since October 1998, he served as Senior Analyst and Managing  Director of the American Century  Singapore  office. He has a bachelor of science and master of science in civil engineering and an MBA from Virginia Tech.

GLOBAL GROWTH

TREVOR GURWICH

Mr. Gurwich, Vice President and Portfolio Manager, has been a member of the team that manages  Global Growth since January  2004. He joined  American  Century in
July 1998 as an International Investment Analyst. He was named Portfolio Manager in March 2001 and  served in that  capacity  until  being  named to his  current position in February 2004. He has a bachelor's degree in international relations from the  University  of  Pennsylvania,  a bachelor's  degree in economics  from
Wharton School of Business and an MBA in finance and investment  management from
Columbia University.

MATTHEW HUDSON

Mr. Hudson, Vice President and Portfolio Manager,  has been a member of the team that manages  Global  Growth  since April 2002.  He joined  American  Century in
January 2000 as an Investment  Analyst.  In April 2002,  he was named  Portfolio
Manager and served in that capacity until being named to his current position in
February  2004.  Prior to  joining  American  Century,  he was an  international investment  analyst at Pioneer  Investment  Management  from  September  1996 to
January 2000. He has a bachelor's  degree in finance and investments from Babson
College and an MBA in finance from Boston University. He is a CFA charterholder.

INTERNATIONAL DISCOVERY

BRIAN BRADY

Mr. Brady, Vice President and Portfolio  Manager,  has been a member of the team that manages International Discovery since June 1994. He joined American Century in June 1994 as an Investment  Analyst. In November 1998, he was named Portfolio
Manager and served in that capacity until being named to his current position in
February  2000.  Prior to joining  American  Century,  he served as a  financial analyst for Chase  Manhattan  Bank.  He has a bachelor's  degree in finance from
Georgetown  University and an MBA from Columbia  University  Graduate  School of
Business.

MARK S. KOPINSKI

Mr.  Kopinski,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team that manages International Discovery since rejoining American
Century in April 1997 as Vice  President  International  Portfolio  Manager.  In
February  1999, he was named Senior Vice  President  and  Portfolio  Manager and served in that  capacity  until being named to his current  position in February
2000.  He has a  bachelor's  degree in  business  administration  from  Monmouth
College and a master's degree in Asian studies from the University of Illinois.

LIFE SCIENCES

ARNOLD K. DOUVILLE

Mr. Douville,  Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences  since its inception in June 2000. He joined
American Century in November 1997 as a Portfolio Manager.  In March 1998, he was
named Vice  President  and Portfolio  Manager and served in that capacity  until being  named to his  current  position  in May 2000.  Prior to joining  American
Century,  he served as Senior  Portfolio  Manager for Munder Capital  Management
from  September  1989 to October 1997.  He has a bachelor's  degree in economics from the U.S. Air Force Academy and an MBA in finance,  statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager,  has been a member of the team that manages Life Sciences since its inception in June 2000. She joined American
Century in January 1996 as an  Investment  Analyst.  In May 2000,  she was named
Portfolio  Manager and served in that capacity  until being named to her current
position  in  February   2002.   She  has  a   bachelor's   degree  in  business
administration from the University of Central Florida and an MBA in finance from the University of North Carolina. She is a CFA charterholder.

TECHNOLOGY

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages  Technology  since March 2002. He joined  American  Century in July
1996 as an Investment  Analyst. In February 2000, he was named Portfolio Manager and  served in that  capacity  until  being  named to his  current  position  in
February  2004.  He has a bachelor  of  business  administration  from  Southern
Methodist  University and an MBA from Wharton School of Business,  University of
Pennsylvania. He is a CFA charterholder.

The SAI provides additional  information about the other accounts managed by the portfolio  managers,  if any,  the  structure of their  compensation,  and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor  Class and C Class shares are intended for purchase by  participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through  broker-dealers,  banks,  insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education Savings Account (CESA),  and $2,500 for all other accounts.
For International  Discovery,  the minimum initial  investment amount is $10,000 for all  accounts.  To  establish  a  traditional  or Roth IRA in  International
Discovery,  you must exchange from another American  Century IRA,  transfer from another  custodian or roll over a minimum of $10,000 in order to meet the fund's minimum. Aggregate purchases for C Class shares are limited to amounts less than
$1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o within seven days of the purchase, or

o within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened  measure for the funds, the board has approved the imposition of a redemption fee for  redemption of shares within a specified  number of days of purchase. See REDEMPTIONS,  page X, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your C Class shares within 12 months of their purchase, you will pay a sales  charge  the amount of which is  contingent  upon the length of time you held your shares.  Shares redeemed within a specified period may be subject to a
2.0% redemption fee as listed below.

o    Emerging Markets (Advisor Class) shares sold within 180 days of purchase

o    Global Growth  (Advisor  Class) shares  purchased on or after March 1, 2004 and sold within 60 days of purchase

o    International  Discovery  (Advisor  Class)  shares  sold within 180 days of purchase

Therefore,  if you redeem  Advisor  Class shares within the  redemption  periods specified  above,  you will  receive  98% of  their  value  at  redemption.  The remaining  2% is  retained by the fund and helps  cover  transaction  costs that long-term  investors  may bear when the fund sells  securities  to meet investor redemptions.  This fee is intended to help prevent  abusive  trading  practices, such as excessive short-term trading.  (See ABUSIVE TRADING PRACTICES,  page X.)
However,  not all of the  financial  intermediaries  who  offer  the  funds  are currently  able to track and  charge the  redemption  fee.  American  Century is working with those providers to combat abusive  trading and encouraging  them to develop  systems to track the  redemption  fee and otherwise  employ  tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The funds may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical and/or other systems designed to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's  portfolio.

A payment in securities  can help the fund's  remaining  shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Shares  redeemed  in this manner  within a specified period may be subject to a 2.0% redemption fee as listed below.

o    Emerging Markets (Advisor Class) shares sold within 180 days of purchase

o    Global Growth  (Advisor  Class) shares  purchased on or after March 1, 2004 and sold within 60 days of purchase

o    International  Discovery  (Advisor  Class)  shares  sold within 180 days of purchase

You also may incur tax liability as a result of this redemption.  In addition, C
Class  shares  redeemed in this manner may be subject to a sales  charge if held less than 12 months.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the current market value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or  distributions  or  increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic  withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

o    distributions from IRAs due to attainment of age 59 1/2

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the funds  will not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized on the sale of its investment securities. Each fund generally pays distributions from net income,  if any, once a year in December.  Distributions  from realized capital gains are paid twice a year,  usually in March and December.  A fund may make more frequent distributions,  if necessary, to comply with Internal Revenue
Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income taxes paid by the funds.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the funds.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS     ALL OTHER BRACKETS

Short-term capital gains                Ordinary Income      Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                 5%                   15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    EMERGING MARKETS - Investor Class, Institutional Class, Advisor Class and C
     Class

o    GLOBAL GROWTH - Investor Class,  Institutional  Class,  Advisor Class and C
     Class

o    INTERNATIONAL  DISCOVERY - Investor Class,  Institutional Class and Advisor
     Class

o    LIFE SCIENCES - Investor Class,  Institutional  Class,  Advisor Class and C
     Class

o    TECHNOLOGY - Investor Class, Institutional Class and Advisor Class

The shares  offered by this  prospectus  are Advisor  Class and C Class  shares.
Advisor   Class   and   C   Class   shares   are   offered   primarily   through
employer-sponsored   retirement  plans  or  through   institutions  like  banks,
broker-dealers and insurance companies.  International  Discovery and Technology offer only the Advisor Class.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

     o    1-800-345-2021 for Investor Class shares

     o    1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds' Advisor Class and C Class shares have 12b-1 Plans.  The plans  provide  for the funds to pay annual  fees of 1.00% for C Class and 0.50%
for  Advisor  Class to the  distributor  for  certain  ongoing  shareholder  and
administrative   services  and  for   distribution   services,   including  past
distribution  services.  Under the Advisor Class Plan,  the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing  shareholder and  administrative  services and half for distribution  services,  including past distribution  services.  The distributor pays  all  or a  portion  of  such  fees  to  the  investment  advisors,  banks, broker-dealers  and  insurance  companies  that make  Advisor  Class and C Class shares  available.  Because these fees are used to pay for services that are not related to  prospective  sales of the funds,  each class will  continue  to make payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds' assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales  charges.  For additional  information  about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER  DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements are included in the funds' annual  reports,  which are available upon request.

EMERGING MARKETS FUND
Advisor Class

[INFORMATION TO COME]

EMERGING MARKETS FUND
C Class

[INFORMATION TO COME]

GLOBAL GROWTH FUND
Advisor Class

[INFORMATION TO COME]

GLOBAL GROWTH FUND
C Class

[INFORMATION TO COME]

INTERNATIONAL DISCOVERY FUND
Advisor Class

[INFORMATION TO COME]

LIFE SCIENCES FUND
Advisor Class

[INFORMATION TO COME]

LIFE SCIENCES FUND
C Class

[INFORMATION TO COME]

TECHNOLOGY FUND
Advisor Class

[INFORMATION TO COME]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     o EDGAR database at sec.gov
                    o By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE       TICKER     NEWSPAPER LISTING
--------------------------------------------------------------------------------
EMERGING MARKETS FUND

   Advisor Class                 743           AEMMX         EmgMkt

   C Class                       443           ACECX         EmgMkt

--------------------------------------------------------------------------------
GLOBAL GROWTH FUND

   Advisor Class                 802           AGGRX         Gl Grwth

   C Class                       602           AGLCX         Gl Grwth

--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY FUND

   Advisor Class                 742           ACIDX         IntDisc

--------------------------------------------------------------------------------
LIFE SCIENCES FUND

   Advisor Class                 804           ALSVX         LifeSci

   C Class                       604           ALFSX         LifeSci

--------------------------------------------------------------------------------
TECHNOLOGY FUND

   Advisor Class                 796           ATADX         Tech

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0503

SH-PRS-41803

American Century Investments
statement of
additional information

MARCH 31, 2005

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Growth Fund
International Opportunities Fund
International Stock Fund
Life Sciences Fund
Technology Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED MARCH 31, 2005,  BUT IS NOT A  PROSPECTUS.  THE STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

THE AMERICAN  CENTURY  INVESTMENTS  LOGO,  AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

THE FUNDS' HISTORY...........................................................X

FUND INVESTMENT GUIDELINES...................................................X

FUND INVESTMENTS AND RISKS...................................................X

      Investment Strategies and Risks........................................X

      Investment Policies....................................................X

      Portfolio Turnover.....................................................X

MANAGEMENT...................................................................X

      The Board of Directors.................................................X

      Ownership of Fund Shares...............................................X

      Code of Ethics.........................................................X

      Proxy Voting Guidelines................................................X

      Disclosure of Portfolio Holdings.......................................X

THE FUNDS' PRINCIPAL SHAREHOLDERS............................................X

SERVICE PROVIDERS............................................................X

      Investment Advisor.....................................................X

      Portfolio Managers.....................................................X

      Subadvisor.............................................................X

      Transfer Agent and Administrator.......................................X

      Distributor............................................................X

OTHER SERVICE PROVIDERS......................................................X

      Custodian Banks........................................................X

      Independent Registered Public Accounting Firm..........................X

BROKERAGE ALLOCATION.........................................................X

INFORMATION ABOUT FUND SHARES................................................X

      Multiple Class Structure...............................................X

      Buying and Selling Fund Shares.........................................X

      Valuation of a Fund's Securities.......................................X

TAXES........................................................................X

      Federal Income Taxes ..................................................X

      State and Local Taxes .................................................X

HOW FUND PERFORMANCE INFORMATION IS CALCULATED...............................X

      Performance Comparisons ...............................................X

      Permissible Advertising Information ...................................X

      Multiple Class Performance Advertising ................................X

FINANCIAL STATEMENTS.........................................................X

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS...............................X

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered  open-end  management investment  company that was organized in 1990 as a Maryland  corporation  under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds,  Inc.  Throughout this statement of additional  information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                        TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------
EMERGING MARKETS

   Investor Class                   TWMIX                     09/30/1997

   Institutional Class              AMKIX                     01/28/1999

   C Class                          ACECX                     12/18/2001

   Advisor Class                    AEMMX                     05/12/1999

--------------------------------------------------------------------------------
GLOBAL GROWTH

   Investor Class                   TWGGX                     12/01/1998

   Institutional Class              AGGIX                     08/01/2000

   C Class                          AGLCX                     03/01/2002

   Advisor Class                    AGGRX                     02/05/1999

--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Investor Class                   TWEGX                     04/01/1994

   Institutional Class              TIDIX                     01/02/1998

   Advisor Class                    ACIDX                     04/28/1998

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor Class                   TWIEX                     05/09/1991

   Institutional Class              TGRIX                     11/20/1997

   A Class                          CAIGX                     01/31/2003

   B Class                          CBIGX                     01/31/2003

   C Class                          AIWCX                     06/04/2001

   R Class                          AIGRX                     08/29/2003

   Advisor Class                    TWGAX                     10/02/1996

--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

   Investor Class                   AIOIX                     06/01/2001

   Institutional Class              ACIOX                     01/09/2003

--------------------------------------------------------------------------------
INTERNATIONAL STOCK

   Investor Class                   N/A                       03/31/2005

--------------------------------------------------------------------------------
LIFE SCIENCES

   Investor Class                   ALSIX                     06/30/2000

   Institutional Class              AILSX                     07/17/2000

   C Class                          ALFSX                     11/29/2001

   Advisor Class                    ALSVX                     11/14/2000

--------------------------------------------------------------------------------
TECHNOLOGY

   Investor Class                   ATCIX                     06/30/2000

   Institutional Class              ATYIX                     07/14/2000

   Advisor Class                    ATADX                     06/30/2000

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Global Investment  Management,  Inc. or American Century Investment  Management,
Inc.,  can use various  investment  vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section,  INVESTMENT STRATEGIES AND RISKS, which begins on page X.
In the case of the funds' principal  investment  strategies,  these descriptions elaborate upon discussions contained in the prospectuses.

Emerging Markets, Global Growth, International Discovery,  International Growth,
International  Opportunities and International  Stock are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act).  Diversified
means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total  assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are  non-diversified.  Nondiversified  means that a fund  may  invest a  greater  portion  of its  assets  in a  smaller  number  of securities  than a diversified  fund.  Although  Life Sciences and  Technology's
portfolio   managers  expect  that  the  funds  will   ordinarily   satisfy  the
requirements of a diversified fund, their nondiversified  status gives them more flexibility to invest heavily in the most attractive companies identified by the funds' methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of foreign  (and U.S. in the case of Global  Growth,  Life  Sciences and
Technology) equity and  equity-equivalent  securities.  However,  subject to the specific  limitations  applicable  to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments and may use other techniques,  such as those reflected in Table 1 on page X, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers intend to keep the funds fully  invested,  regardless of the movement of stock or bond prices generally.  In most circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market,  while maintaining  liquidity.  As mentioned in the prospectuses,  the managers may not leverage a fund's  portfolio,  so there is no greater  market  risk to the funds than if they purchase  stocks.  See DERIVATIVE  Securities,  page X,  SHORT-TERM
SECURITIES, page X and FUTURES AND OPTIONS, page X.

TABLE 1

AN "X" IN THE TABLE BELOW  INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                               GLOBAL GROWTH          EMERGING MARKETS
                            INTERNATIONAL GROWTH   INTERNATIONAL DISCOVERY    LIFE SCIENCES
                                    AND                     AND                   AND
                            INTERNATIONAL STOCK   INTERNATIONAL OPPORTUNITIES  TECHNOLOGY

Foreign Securities                   X                      X                     X

Equity Equivalents                   X                      X                     X

Debt Securities                     35%                    35%                   35%
                           (except International    (except Emerging
                               Stock is 20%)         Markets is 20%)

Convertible Securities               X                      X                     X

Short Sales                          X                      X                     X

Portfolio Lending                 33 1/3%                33 1/3%               33 1/3%

Derivative Securities                X                      X                     X

Investments in Issuers with
Limited Operating Histories          5%          10% (except International       15%
                                                     Opportunities is 20%)

Repurchase Agreements
When-Issued and Forward              X                      X                     X

Commitment Agreements                X                      X                     X

Restricted and Illiquid
Securities                          15%                    15%                   15%

Short-Term Securities                X                      X                     X

Other Investment Companies          10%                    10%                   10%

Futures & Options                    X                      X                     X

Foreign Currency Transactions and
Forward Exchange Contracts           X                      X                     X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  investment  vehicles and techniques  that the portfolio managers  can use in  managing  a  fund's  assets.  It also  details  the  risks associated with each, because each investment vehicle and technique  contributes to a fund's  overall risk profile.  To determine  whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

FOREIGN SECURITIES

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments, when these securities meet the fund's standards of selection.

A description of the funds' investment  strategies  regarding foreign securities is contained in the funds'  prospectuses.  Investing  in  securities  of foreign issuers  generally  involves  greater risks than  investing in the securities of domestic companies including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal  of funds or other  assets,  could  also  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which are generally  fixed rather than subject to negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners.  There is generally less government regulation and supervision of foreign stock exchanges, brokers  and  issuers,  which  may  make it  difficult  to  enforce  contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

EMERGING MARKETS RISK.  Investing in emerging market companies generally is also riskier than investing in other foreign  securities.  Emerging market  countries may have  unstable  governments  and/or  economies  that are  subject  to sudden change.  These  changes may be magnified by the  countries'  emergent  financial markets,  resulting in significant volatility to investments in these countries.
These  countries  also may lack the  legal,  business  and social  framework  to support securities markets.

As a result of the  foregoing  risks,  these funds are intended  for  aggressive investors seeking  significant gains through  investments in foreign securities.
Those  investors  must be willing and able to accept the  significantly  greater risks  associated  with the investment  strategy that the funds will pursue.  An investment  in the  funds  is  not  appropriate  for  individuals  with  limited investment resources or who are unable to tolerate  fluctuations in the value of their investment.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred
stock,   convertible   preferred  stock  and  convertible   securities.   Equity
equivalents  also may include  securities  whose value or return is derived from the  value  or  return  of a  different  security.  An  example  of one  type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign  investments either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in another  country.  The funds also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

DEBT SECURITIES

The managers  believe that common stocks and other equity and  equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds  may  invest,  however,  in any  security  the  managers  believe  has the potential  for capital  appreciation.  When the managers  believe that the total return potential of other  securities  equals or exceeds the potential return of equity securities,  each fund (except Emerging Markets, which is 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may  purchase  sovereign  debt  instruments  issued or  guaranteed  by foreign  governments  or  their  agencies,  including  debt of  emerging  market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations.  Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the  extent  a fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.  Global Growth , International Growth and International Stock will limit their  purchases  of debt  securities  to  investment-grade  obligations  except convertible securities, which may be rated below investment grade. For long-term debt  obligations,  this  includes  securities  that are  rated Baa or better by
Moody's  Investors  Service,  Inc.  or BBB or better by  Standard  &  Poor's
Corporation (S&P),  or that are not rated but are considered by the managers to be  of  equivalent  quality.  According  to  Moody's,  bonds  rated  Baa  are medium-grade  and  possess  some  speculative  characteristics.  A BBB rating by
S&P  indicates  S&P's  belief  that a security  exhibits a  satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse
economic   conditions   or  changing   circumstances   than  is  the  case  with
higher-quality  debt  securities.  See  EXPLANATION OF  FIXED-INCOME  SECURITIES
RATINGS, page X.

Emerging Markets,  International Discovery and International  Opportunities have no credit quality or maturity  restrictions with regard to the bonds,  corporate debt  securities  and  government  obligations  in which the  funds may  invest, although less than 35% (20% for Emerging  Markets) of each fund's assets will be invested in below-investment-grade  fixed income securities.  See EXPLANATION OF
FIXED-INCOME  SECURITIES RATINGS,  page X. Debt securities,  especially those of issuers in emerging market countries,  may be of poor quality and speculative in nature.  While these securities will be chosen primarily for their  appreciation potential,  a fund also may take the  potential  for income  into  account  when selecting investments.

In addition to other  factors that will affect its value,  the value of a fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent  in kind and amount to the  securities  being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third  of the fund's  total net assets  valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are more accurately  described as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators  (reference indices).  For example,  Standard & Poor's Depositary
Receipts,  also known as  "SPIDERS,"  track the price  performance  and dividend yield of an S&P  Index by  providing a stake in the stocks that make up that index.

In addition,  the funds may make foreign  investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are  securities  that are listed on exchanges or quoted in  over-the-counter markets in one  country but  represent  shares of issuers  domiciled  in another country.  The funds also may purchase  securities of issuers in foreign markets, either on  foreign  securities  exchanges,  electronic  trading  networks  or in over-the-counter markets.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money  than the  notional  value of the  investment.  The policy  also establishes a committee that must review certain  proposed  purchases before the purchases  can be made.  The advisor will report on fund  activity in derivative securities to the Board of Directors as necessary.

INVESTMENTS IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited  operating  history if that issuer has a record of less than three years
of  continuous  operation.   The  managers  will  consider  periods  of  capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased   constitutes   collateral  security  for  the
repurchase  obligation,   a  repurchase  agreement  can  be  considered  a  loan
collateralized  by the  security  purchased.  The  fund's  risk is the  seller's ability to pay the agreed-upon  repurchase  price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral,  which would reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the  security  decreases,  the fund could  experience  a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S.  government,  its agencies and  instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  Agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures, or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o  3% of the total voting stock of any one investment company,

o  5% of the fund's total assets with respect to any one investment company, and

o  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange  traded funds  (ETFs),  such as Standard  &
Poor's Depository Receipts (SPDRs) and the NASDAQ-100  index-tracking ETF (CUBES or QQQs),  with the same  percentage  limitations  as  investments in registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be  used  include  the  Morgan  Stanley  Capital  International  (MSCI)  Europe,
Australia,  Far East Index, the Citigroup EMI Growth World ex-US Index, the MSCI
Emerging Markets Free Index, the S&P Composite 1500 Technology Index and the
S&P Composite Health Care Index. The managers also may engage in futures and options transactions based on specific securities.  Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the funds' investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  SETTLEMENT HEDGES OR TRANSACTION  HEDGES.  When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments  have not yet been  selected by the  portfolio  managers.  This strategy is often referred to as "anticipatory hedging."

(2)  POSITION HEDGES. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING CURRENCY EXPOSURE. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the  portfolio  manager  hedged a fund by selling  the  currency  in exchange  for U.S.  dollars,  a fund  would not  participate  in the  currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio  managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT              POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than 33 1/3 % of the fund's  total assets would be lent to other  parties,  except,  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies  or  instrumentalities)  except  that the funds may concentrate  their  investments  in securities of issuers as follows:  engaged in the  technology  or  telecommunications industries and related industry groups (Technology only); or
                    engaged in the medical and health care  industry and related industry groups (Life Sciences only).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments;   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from or lend  money to other  ACGIM-advised  or  ACIM-advised  funds that permit such  transactions.  All such  transactions will be subject to the limits for borrowing  and lending set forth above.  The funds will borrow money through the  program  only  when  the  costs  are  equal  to or  lower  than the cost of short-term  bank loans.  Interfund  loans and  borrowings  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the returns are higher than those  available  from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not renewed.  Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund
(except Life Sciences and  Technology)  shall not purchase any  securities  that would cause 25% or more of the value of the fund's  total  assets at the time of purchase to be  invested in the  securities  of one or more  issuers  conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                       POLICY

Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 5% of the  total  assets of the
                              fund.

Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15%  of  its  net  assets  would  be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days and in securities that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.

Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.

Margin                        A fund  may not  purchase  securities  on  margin,
                              except  to the fund  may  obtain  such  short-term
                              credits  as are  necessary  for the  clearance  of
                              transactions, and provided that margin payments in
                              connection  with futures  contracts and options on
                              futures contracts shall not constitute  purchasing
                              securities on margin.

Futures and Options           A fund may enter into futures  contracts and write
                              and buy put and call  options  relating to futures
                              contracts.  A fund may not,  however,  enter  into
                              leveraged  futures  transactions  if it  would  be
                              possible  for the fund to lose more  money than it
                              invested.

Issuers with                  A fund may  invest a portion  of its assets in the
Limited                       securities  of  issuers  with  limited   operating
Operating                     histories.  An  issuer  is  considered  to  have a
Histories                     limited  operating  history  if that  issuer has a
                              record  of less  than  three  years of  continuous
                              operation.    Periods   of   capital    formation,
                              incubation,   consolidations,   and  research  and
                              development   may  be  considered  in  determining
                              whether a particular  issuer has a record of three
                              years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' prospectuses.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's  investment  objective,  the  portfolio  managers may sell a given  security,  regardless  of the  length  of  time it has  been  held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose  because,  among other things,  it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated  and may be higher than that of other mutual funds  with  similar  investment  objectives.  Higher  turnover  would  generate correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio  turnover  also may affect the  character of capital  gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Emerging  Markets,  the lower portfolio  turnover rate for the period ending
November 30, 2003 can be  attributed  to the  managers'  ability to buy and hold securities  for a  longer  term as a  result  of lower  portfolio  inflows  from shareholder purchases and lower portfolio outflows from shareholder  redemptions during the period.

For Global  Growth,  the lower  portfolio  turnover  rate for the period  ending
November  30, 2003 can be  attributed  to  improving  conditions  in the overall global  equity  markets,  lower levels of  volatility  in security  prices,  and generally  strong  earnings  growth - all of which  contributed to the managers'
ability to buy and hold securities with long-term appeal.

For Life  Sciences,  the lower  portfolio  turnover  rate for the period  ending
November 30, 2003 can be attributed to changing market  conditions that resulted in fewer shareholder redemptions and a less volatile life sciences sector.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest  in,  ACC or any of its  wholly-owned,  direct or  indirect, subsidiaries,  including  ACGIM,  ACIM, ACIS and ACS LLC. The directors serve in this capacity for six registered  investment  companies in the American  Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13  investment  companies  advised by ACGIM or ACIM  unless  otherwise noted.  Only officers  with  policy-making  functions are listed.  No officer is compensated  for his or her  service  as an  officer  of the  funds.  The listed officers are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                          POSITION(S)     LENGTH                                   COMPLEX       OTHER
                          HELD            OF TIME                                  OVERSEEN      DIRECTORSHIPS
                          WITH            SERVED   PRINCIPAL OCCUPATION(S)         BY            HELD BY
NAME, ADDRESS (AGE)       FUND            (YEARS)  DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
---------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1)  Director,       46       Founder, Director and controlling  54          None
4500 Main Street          Chairman                 shareholder, ACC
Kansas City, MO 64111     Emeritus                 Chairman, ACC
(1924)                                             (January 1995 to December 2004)
                                                   Chairman, ACS LLC and
                                                   other ACC subsidiaries
                                                   Director, ACGIM, ACIM, ACS LLC
                                                   and other ACC subsidiaries

James E. Stowers III(1)   Director,       14       Chairman, ACC                      54          None
4500 Main Street          Vice                     (January 2005 to present)
Kansas City, MO 64111     Chairman                 Co-Chairman, ACC
(1959)                    of the                   (September 2000 to December 2004)
                          Board                    Chief Executive Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Director, ACC, ACGIM, ACIM,
                                                   ACS LLC and other ACC subsidiaries
---------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown           Director        24       Retired, Formerly Chief            54          None
4500 Main Street                                   Executive Officer/Treasurer,
Kansas City, MO 64111                              ASSOCIATED BEARINGS
(1940)                                             COMPANY, a corporation
                                                   engaged in the sale
                                                   of bearings and power
                                                   transmission products

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                           POSITION(S)   LENGTH                                    COMPLEX      OTHER
                           HELD          OF TIME                                   OVERSEEN     DIRECTORSHIPS
                           WITH          SERVED    PRINCIPAL OCCUPATION(S)         BY           HELD BY
NAME, ADDRESS (AGE)        FUND          (YEARS)   DURING PAST 5 YEARS             DIRECTOR     DIRECTOR

Andrea C. Hall, Ph.D.      Director      7         Senior Vice President,            54         Director, MIDWEST
4500 Main Street                                   MIDWEST RESEARCH INSTITUTE                   RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)

D.D. (Del) Hock            Director      8         Retired, formerly Chairman,       54         Director
4500 Main Street                                   PUBLIC SERVICE COMPANY                       ALLIED MOTION
Kansas City, MO 64111                              OF COLORADO                                  TECHNOLOGIES, INC.
(1935)

Donald H. Pratt            Director,     9         Chairman,                         54         Director, ATLAS-
4500 Main Street           Chairman                WESTERN INVESTMENTS, INC.                    COPCO, NORTH
Kansas City, MO 64111      of the                  Chairman of the Board,                       AMERICA INC.
(1937)                     Board                   BUTLER MANUFACTURING

                                                   COMPANY

Gale E. Sayers             Director      4         President, Chief Executive        54         Director, TRIAD
4500 Main Street                                   Officer and Founder,                         HOSPITALS, INC.
Kansas City, MO 64111                              SAYERS 40, INC.
(1943)

M. Jeannine Strandjord     Director      10        Senior Vice President and         54         Director, DST
4500 Main Street                                   Chief Integration Officer,                   SYSTEMS, INC.
Kansas City, MO 64111                              SPRINT CORPORATION                           Director, EURONET
(1945)                                             (September 2003 to present)                  WORLDWIDE, INC.
                                                   Senior Vice President -
                                                   Financial Services
                                                   SPRINT CORPORATION (January 2003
                                                   to September 2003)
                                                   Senior Vice President-Finance
                                                   Global Markets Group,
                                                   SPRINT CORPORATION
                                                   (November 1998 to January 2003)

Timothy S. Webster         Director      3         President and Chief               54         Director, AMERICAN
4500 Main Street                                   Executive Officer,                           ITALIAN PASTA COMPANY
Kansas City, MO 64111                              AMERICAN ITALIAN PASTA
(1961)                                             COMPANY
Officers

William M. Lyons           President     4         Chief Executive Officer, ACC    Not          Not
4500 Main St.                                      and other ACC subsidiaries      applicable   applicable
Kansas City, MO 64111                              (September 2000 to present)
(1955)                                             President, ACIS
                                                   (July 2003 to present)
                                                   President, ACC
                                                   (June 1997 to present)
                                                   President, ACIM
                                                   (September 2002 to present)
                                                   Chief Operating Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Also serves as: Executive Vice
                                                   President, ACS LLC and other
                                                   ACC subsidiaries
                                                   Director, ACGIM and ACIM

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                     IN FUND
                          POSITION(S)     LENGTH                                     COMPLEX       OTHER
                          HELD            OF TIME                                    OVERSEEN      DIRECTORSHIPS
                          WITH            SERVED   PRINCIPAL OCCUPATION(S)           BY            HELD BY
NAME, ADDRESS (AGE)       FUND            (YEARS)  DURING PAST 5 YEARS               DIRECTOR      DIRECTOR

Robert T. Jackson         Executive       9        Chief Administrative Officer,     Not           Not
4500 Main St.             Vice                     ACC (August 1997 to present)      applicable    applicable
Kansas City, MO 64111     President                Chief Financial Officer, ACC
(1946)                                             (May 1995 to October 2002)
                                                   Chairman, American Century
                                                   Ventures, Inc.
                                                   (April 2004 to present)
                                                   President, ACS LLC
                                                   (January 1999 to present)
                                                   Executive Vice President,
                                                   ACC (May 1995 to present)
                                                   Also serves as: Executive
                                                   Vice President and Chief
                                                   Financial Officer, ACIM, ACIS
                                                   and other ACC subsidiaries
                                                   and Treasurer, ACIM

Maryanne Roepke           Senior          4        Senior Vice President             Not           Not
4500 Main St.             Vice                     (April 1998 to present)           applicable    applicable
Kansas City, MO 64111     President,               and Assistant Treasurer
(1956)                    Treasurer                (September 1985 to present),
                          and Chief                ACIM, ACIS and ACS LLC
                          Accounting
                          Officer

David C. Tucker           Senior          4        Senior Vice President and         Not           Not
4500 Main St.             Vice                     General Counsel, ACIM, ACIS,      appplicable   applicable
Kansas City, MO 64111     President                ACS LLC and other ACC
(1958)                    and                      subsidiaries
                          General                  (June 1998 to present)
                          Counsel                  Vice President and
                                                   General Counsel, ACC
                                                   (June 1998 to present)

David H. Reinmiller       Vice            4        Chief Compliance Officer, ACS LLC Not           Not
4500 Main                 President                and ACIM (March 2001 to present)  applicable    applicable
Kansas City, MO 64111     and Chief       less     Vice President, ACS LLC
(1963)                    Compliance      than     (March 2000 to present)
                          Officer         1 year   Vice President, ACIM
                                                   (March 2002 to present)
                                                   Vice President, ACIS
                                                   (March 2003 to present)
                                                   Assistant General Counsel, ACS LLC
                                                   (December 1996 to January 2001)
                                                   Associate General Counsel, ACS LLC
                                                   (July 2001 to present)

Robert Leach              Controller      7        Vice President, ACS LLC           Not           Not
4500 Main St.                                      February 2000 to present)         applicable    applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(1966)                                             ACS LLC (June 1997 to present)

Jon Zindel                Tax Officer     7        Vice President, Corporate Tax,    Not           Not
4500 Main St.                                      ACS LLC (April 1998 to present)   applicable    applicable
Kansas City, MO 64111                              Vice President, ACIM, ACIS and
(1967)                                             other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (January 2000 to December 2000)
                                                   Director, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (February 2000 to December 2003)
                                                   Treasurer, AMERICAN CENTURY
                                                   EMPLOYEE BENEFIT SERVICES, INC.
                                                   (December 2000 to December 2003)
                                                   Treasurer, AMERICAN CENTURY
                                                   VENTURES, INC.
                                                   (December 1999 to April 2001)

On December 23, 1999,  American Century Services,  LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS LLC (the Agreement).  For its software,  ACS LLC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2004,  DST received $X in fees from ACS LLC.  DST's revenue for the calendar year ended December 31, 2004 was approximately $X.

Ms.  Strandjord  is a  director  of DST and a holder of X shares  and  possesses options to acquire an additional X shares of DST common stock,  the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement.  However, the Board of Directors of the funds was not required to nor did it  approve or  disapprove  the  Agreement  since the  provision  of the services  covered by the Agreement is within the  discretion of ACS LLC. DST was chosen by ACS LLC for its industry-leading role in providing cost-effective back office  support for mutual fund  service  providers  such as ACS LLC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not  considered  by ACS LLC; she was not involved in any way with the  negotiations  between ACS LLC and DST; and her status as a director of either  DST or the  funds  was not a factor  in the  negotiations.  The Board of
Directors of the funds and Bryan Cave LLP, counsel to the independent  directors of the funds,  have  concluded  that the  existence of this  Agreement  does not impair Ms.  Strandjord's  ability to serve as an independent  director under the
Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the fund's  investment  management  agreement.  ACGIM and ACIM each  provide the board with monthly,  quarterly,  or annual  analyses of its  performance  in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs;

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities).

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors, the board reviews both the advisor's  performance and that of its peers,  as  reported by  independent  gathering  services  such as Lipper
Analytical  Services (for fund  performance  and expenses) and National  Quality
Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for the new fund  (the  International  Stock  Fund),  the  board  examined  many of the same factors.  While  profitability of a non-existent  fund cannot be measured,  they considered the entrepreneurial  risk that the advisor assumes in launching a new fund. In particular,  they  considered the effect of the unified  management fee structure  and the fact that the total  expense  ratio of the fund would require the advisor to assume a substantial part of the start-up costs of the fund. They compared the resulting  total expense ratio of the fund against its peers.  They considered the experience of the portfolio management staff designated to manage the fund. Finally,  they considered the position that the new fund would take in the  line up of the  American  Century  family  of  funds  and the  benefits  to shareholders  of  existing  funds  and the new  fund  of the  broadened  product offering.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the  management  fee structures are fair and reasonable and that the investment  management  contracts,  as described above,  should be continued
and, in the case of the International Stock Fund, approved.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                              NUMBER OF
                                                                                              MEETINGS HELD
                                                                                              DURING LAST
COMMITTEE       MEMBERS                  FUNCTION                                             FISCAL YEAR

Executive       James E. Stowers, Jr.    The Executive Committee performs the functions            0
                James E. Stowers III     of the Board of Directors between Board meetings,
                Donald H. Pratt          subject to the limitations on its power set out in
                                         the Maryland General Corporation Law, and except
                                         for matters required by the Investment Company
                                         Act to be acted upon by the whole Board.

Compliance      Andrea C. Hall, PhD     The Compliance and Shareholder Communications              4
and             Thomas A. Brown         Committee reviews the results of the funds'
Shareholder     Gale E. Sayers          compliance testing program, reviews quarterly
Communications  M. Jeannine Strandjord  reports from the Communications advisor to the Board regarding various compliance matters
                                        and monitors the implementation of the funds'
                                        Code of Ethics, including any violations.

Audit           D.D. (Del) Hock         The Audit Committee approves the engagement                4
                Donald H. Pratt         of the funds' independent registered public accounting
                Timothy S. Webster      firm, recommends approval of such engagement to the
                                        independent trustees, and oversees the activities of the
                                        funds' independent registered public accounting firm.
                                        The Committee receives reports from the advisor's
                                        Internal Audit Department, which is accountable to the
                                        Committee. The Committee also receives reporting about
                                        compliance matters affecting the funds.

Governance      Donald H. Pratt         The Board Governance Committee primarily considers         1
                M. Jeannine Strandjord  and recommends individuals for nomination as directors.
                Thomas A. Brown         The names of potential director candidates are
                                        drawn from a number of sources, including
                                        recommendations from members of the Board,
                                        management and shareholders. See NOMINATIONS OF
                                        DIRECTORS below. This committee also reviews and makes
                                        Recommendations to the Board with respect to the
                                        composition of Board committees and other Board-related
                                        matters, including its organization, size, composition,
                                        responsibilities, functions and compensation.

Fund            Timothy S. Webster      The Fund Performance Committee reviews                     4
Performance     Donald H. Pratt         quarterly the investment activities and
                Thomas A. Brown         strategies used to manage fund assets. The
                Andrea C. Hall, Ph.D.   committee regularly receives reports from
                D.D. (Del) Hock         portfolio managers and other investment
                Gale E. Sayers          personnel concerning the funds' investments.
                M. Jeannine Strandjord

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the Committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate Secretary,  American Century Funds, 4500 Main Street,  Kansas City, MO
64111-7709:

Shareholder's  name, the fund name and number of fund shares owned and length of period held;

Name, age and address of the candidate;

A detailed  resume  describing  among other things the  candidate's  educational background,  occupation,  employment history,  financial knowledge and expertise and  material  outside  commitments  (e.g.,  memberships  on  other  boards  and committees, charitable foundations, etc.);

Any other information relating to the candidate that is required to be disclosed in  solicitations  of proxies for election of  directors in an election  contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

Number of fund shares owned by the candidate and length of time held;

A supporting  statement which (i) describes the candidate's  reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the Board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies served by this Board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2004

                           TOTAL COMPENSATION   TOTAL COMPENSATION FROM THE
NAME OF DIRECTOR           FROM THE FUNDS(1)    AMERICAN CENTURY FAMILY OF FUNDS(2)

Thomas A. Brown                $7,612                      $87,701

Andrea C. Hall, Ph.D.          $7,787                      $89,701

D.D. (Del) Hock                $7,787                      $89,701

Donald H. Pratt                $8,111                      $93,451

Gale E. Sayers                 $7,526                      $86,701

M. Jeannine Strandjord         $7,567                      $87,201

Timothy S. Webster             $7,485                      $86,201

(1)  INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     NOVEMBER 30, 2004,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     BROWN,  $1,290; DR. HALL, $6,547; MR. HOCK, $6,712; MR. PRATT,  $1,044; AND
     MR. WEBSTER, $3,226.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the tables  below.  Because  International  Stock  was  not in  operation  as of the calendar year end, it is not included in the tables below.

                                                                 NAME OF DIRECTORS

                                                   JAMES E.      JAMES E.     THOMAS A.     ANDREA C
                                                 STOWERS, JR.   STOWERS III     BROWN      HALL, PH.D.
------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Emerging Markets                                    A             A            C             A

   Global Growth                                       A             A            B             A

   International Discovery                             A             E            C             A

   International Growth                                C             E            C             D

   International Opportunities                         A             E            A             A

   Life Sciences                                       A             A            B             A

   Technology                                          A             A            B             A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                         E             E            E             E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                    NAME OF DIRECTORS

                                                 D.D. (DEL)   DONALD   GALE E.  M. JEANNINE   TIMOTHY S.
                                                    HOCK     H. PRATT  SAYERS   STRANDJORD     WEBSTER
--------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Emerging Markets                                   A          C        A          C            A

   Global Growth                                      A          A        A          A            A

   International Discovery                            E          A        A          D            D

   International Growth                               D          A        A          A            A

   International Opportunities                        A          A        A          A            A

   Life Sciences                                      A          A        A          A            A

   Technology                                         A          C        A          A            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                        E          E        D          E            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment  Company Act and the code of ethics  permits  personnel  subject to the code to invest in securities, including  securities that may be purchased or held by the funds,  provided that they first obtain  approval from the  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

In order to ensure appropriate  access to portfolio  holdings  information about
American  Century funds,  and to ensure that  disclosure of such  information is consistent with the best interests of fund  shareholders,  the advisor (ACGIM or
ACIM) has adopted a policy for the  disclosure  of fund  portfolio  holdings and characteristics to non-affiliates including individual investors,  institutional investors, intermediaries that distribute the funds' shares, third party service providers, and rating and ranking organizations as follows:

DISTRIBUTION TO THE PUBLIC

Full portfolio  holdings will be made available for  distribution  to the public quarterly with a lag time of 30 days, in addition to the portfolio disclosure in annual and semi-annual reports. Full holdings are posted on  americancentury.com quarterly on the 31st day after the end of the fiscal quarter for each issuer.

Top 10 holdings will be made available for distribution  monthly with a lag time of 30 days. Certain portfolio characteristics (as determined by the advisor from time to time) will be made available for distribution monthly with a lag time of
30 days. These holdings will be posted monthly on americancentury.com.

DISTRIBUTION TO SERVICE PROVIDERS

The advisor  recognizes that certain parties (generally  investment  consultants
who  provide  regular  analysis  of  fund  portfolios  for  their  clients,   or
intermediaries  who pass  through  information  to fund  shareholders)  may have legitimate needs for holdings  information  prior to the times prescribed above.
These needs  include  preparing  reports for  customers who invest in the funds, creating  analyses  of  fund  characteristics  for  intermediary  or  consultant clients,  reformatting  the information for  distribution to the  intermediary's clients, and reviewing fund performance for ERISA fiduciary purposes. Therefore, for these  service  providers,  portfolio  holdings and  characteristics  may be provided prior to the lapse of 30 days as long as the service  provider enters a non-disclosure  agreement in which it represents  that the  information  will be used only for the  services  provided  to its  clients  and  agrees to treat the information confidentially until the general disclosure release date.

Those service  providers who have entered such  non-disclosure  agreements as of
October 18, 2004 are as follows:

Aetna Inc.

American Express Financial Corporation

American Fidelity Assurance Co.

Ameritas Life Insurance Corporation

AUL/American United Life Insurance Company

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callen Associates, Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Frank Russell Company

Fund Evaluation Group, LLC

Gartmore Mutual Fund Capital Trust (GMFCT)

Hewitt Associates LLC

ICMA Retirement Corporation

ING

ING Life Insurance & Annuity Co.

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc

Manulife Financial

Massachusetts Mutual Life Insurance Company

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Companay

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NYLife Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

SAFECO Life

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Skandia

Smith Barney

State Street Global Markets

SunTrust Bank

The Guardian Life Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Union Central Life Insurance Company

Trusco Capital Management

Union Bank of California, n.a.

VALIC Financial Advisors

VALIC Retirement Services Company

Wachovia Bank, n.a.

Wells Fargo Bank, n.a.

DISTRIBUTION IN ONE-ON-ONE PRESENTATIONS

The  advisor  recognizes  that from  time to time it may  receive  requests  for proposals  (RFPs) from  consultants or potential  clients that request  holdings information  as of a  certain  date  and for  certain  periods  that may be more frequent than the  parameters  set out above.  As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may  be  provided  in  the  RFP.  Such  information  will  be  provided  with  a confidentiality  legend and only in cases where the recipient has indicated that the data will be used only for legitimate purposes.

Distribution of portfolio holdings  information,  including compliance with this policy  and the  resolution  of any  potential  conflicts  that  may  arise,  is monitored  quarterly.  Any  distribution of holdings  information  other than in compliance  with this policy  would have to be  authorized  by the funds'  chief investment  officer and the  advisor's  Legal  Department.  The funds'  board of directors has received and reviewed a summary of the  advisor's  policy and will be  informed  of any  changes  to or  material  violations  of such  policy on a quarterly basis.

The  advisor  does  not  receive  any  compensation   from  any  party  for  the
distribution of portfolio holdings information.

The advisor reserves the right to change part or all of this policy at any time.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March X, 2005, the following shareholders,  beneficial or of record, owned more  than 5% of the  outstanding  shares  of any  class of the  funds.  Because
International Stock was not in operation as of March X, 2005, it is not included in the chart below.

                                                  PERCENTAGE OF        PERCENTAGE OF
                                               OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS  SHAREHOLDER                          OWNED OF RECORD    OWNED BENEFICIALLY(1)

EMERGING MARKETS

   Investor

         Charles Schwab & Co., Inc.                  X%                    X%
         San Francisco, CA

   Advisor

         National Financial Services LLC             X%                    X%
         New York, NY

         Hubco Regions Financial Corp.               X%                    X%
         Birmingham, AL

         Ameritrade Inc.                             X%                    X%
         FBO Various Clients
         Omaha, NE

         Charles Schwab & Co., Inc.                  X%                    X%
         San Francisco, CA

         Suntrust Bank, Trustee                      X%                    X%
             FBO Espirito Santo Bank 401k Plan       X%                    X%
             Englewood, CO

--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF        PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS SHAREHOLDER                        OWNED OF RECORD    OWNED BENEFICIALLY(1)

EMERGING MARKETS

   Institutional

         Fidelity FIIOC Trustee                      X%                    X%
         Covington, KY

         Bost & Co                                   X%                    X%
             FBO Eastman Kodak                       X%                    X%
             Employee Savings and Investment Plan
             Pittsburg, PA

         1999 Irrevocable US Annuity & Gift Trust    X%                    X%
         St. Louis, MO

         JPMorgan Chase Bank NA TR                   X%                    X%
         Robert Bosch Corporation
         Star Plan & Trust
         New York, NY

         Trustees of American Century                X%                    X%
         Profit Sharing & 401(k) Savings Plan & Trust
         Kansas City, MO

C

         Mobank & Co EB                              X%                    X%
         Monroe, MI

         Pershing, LLC                               X%                    X%
         Jersey City, NJ

         Scottrade, Inc.                             X%                    X%
         St. Louis, MO

GLOBAL GROWTH

   Investor

         Charles Schwab & Co., Inc.                  X%                    X%
         San Francisco, CA

   Advisor

         National Financial Services LLC             X%                    X%
         New York, NY

         Charles Schwab & Co., Inc.                  X%                    X%
         San Francisco, CA

         Boone County National Bank                  X%                    X%
             FBO Block & Brick Co. Ret Fund          X%                    X%
             Columbia, MO

         Penfirn Co.                                 X%                    X%
         Omaha, NE

--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF         PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS  SHAREHOLDER                      OWNED OF RECORD     OWNED BENEFICIALLY(1)

GLOBAL GROWTH

   Institutional

         Trustees of American Century                X%                    X%
         Profit Sharing & 401(k) Savings Plan & Trust
         Kansas City, MO

         UMB TR American Century Services Corp.      X%                    X%
         Stock Option Surrender Plan TR
         Kansas City, MO

         UMB TR American Century Executive           X%                    X%
         Deferred Compensation Plan TR
         Kansas City, MO

   C

         American Enterprise Investment Svcs         X%                    X%
         Minneapolis, MN

         Pershing LLC                                X%                    X%
         Jersey City, NJ

         MCB Trust Services Custodian                X%                    X%
             FBO Mid-Minnesota Hot Mix Inc. 401(k)   X%                    X%
             Denver, CO

INTERNATIONAL DISCOVERY

   Investor

         Charles Schwab & Co., Inc.                  X%                    X%
         San Francisco, CA

   Advisor

         Arrowhead Trust, Inc.                       X%                    X%
         San Bernardino, CA

         MCB Trust Services, Custodian,              X%                    X%
         Lizardtech, Inc.
         Denver, CO

         La Salle Bank National Association          X%                    X%
         Chicago, IL
--------------------------------------------------------------------------------

   Institutional

         JPMorgan Chase Bank Trustee                 X%                    X%
         401(k) Savings Plan of JP Morgan
         Chase & Co. Trust
         Brooklyn, NY

         Charles Schwab & Co., Inc.                  X%                    X%
         San Francisco, CA

         Trustees of American Century                X%                    X%
         Profit Sharing & 401(k) Savings Plan & Trust
         Kansas City, MO

         US Bank NA, Trustee                         X%                    X%
         Ceridian Corporation Master Trust
         Milwaukee, WI

         Hollowwave & Co.                            X%                    X%
         Boston, MA

--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF        PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS  SHAREHOLDER                       OWNED OF RECORD    OWNED BENEFICIALLY(1)

INTERNATIONAL GROWTH

   Investor

            Charles Schwab & Co., Inc.               X%                    X%
            San Francisco, CA

   Advisor

            Nationwide Insurance Company QPVA        X%                    X%
            Columbus, OH

            State Street Bank                        X%                    X%
                FBO ADP Daily Val                    X%                    X%
                North Quincy, MA

            Nationwide Trust Company FSB             X%                    X%
            Columbus, OH

            Charles Schwab & Co., Inc.               X%                    X%
            San Francisco, CA

             Wells Fargo Bank NA                     X%                    X%
                 FBO Fidelity National Financial     X%                    X%
                 401(k) Profit Sharing Plan
                 Minneapolis, MN

   Institutional

            JPMorgan Chase Bank, Trustee             X%                    X%
            Robert Bosch Corporation New
             Star Plan & Trust
            New York, NY

            UMB Trustee for Various Trusts           X%                    X%
            Kansas City, MO

            JPMorgan Chase Bank Trustee              X%                    X%
            Employees Ret Plan of Bose Corp.
            (JP Morgan Chase Bank) Trust
            New York, NY

            Wells Fargo Bank                         X%                    X%
            MN NA FBO Various Clients
            Minneapolis, MN

   A

            Charles Schwab & Co., Inc.               X%                    X%
            San Francisco, CA

            American Enterprise Investment Svcs      X%                    X%
            Minneapolis, MN

   B

            American Enterprise Investment Svcs      X%                    X%
            Minneapolis, MN

            LPL Financial Services                   X%                    X%
            San Diego, CA

            Citigroup Global Markets, Inc.           X%                    X%
            New York, NY

            MLPF&S Inc.                              X%                    X%
            Jacksonville, FL

--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF        PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS SHAREHOLDER                        OWNED OF RECORD    OWNED BENEFICIALLY(1)

INTERNATIONAL GROWTH

   C

            Pershing LLC                             X%                    X%
            Jersey City, NJ

            Boone County National Bank TR Assoc.     X%                    X%
            FBO Various Clients
            Columbia, MO

   R

             ING Life Insurance and                  X%                    X%
             Annuity Co
             Hartford, CT

INTERNATIONAL OPPORTUNITIES

   Investor

            Charles Schwab & Co., Inc.               X%                    X%
            San Francisco, CA

   Institutional

            Memorial Hospital of South Bend          X%                    X%
            South Bend, IN

            Philip A. Newbold &                      X%                    X%
             Jeffrey P. Costello
            Trustee, Memorial Health System, Inc.,
            Employees Pension Plan
            South Bend, IN

LIFE SCIENCES

   Investor

            Charles Schwab & Co., Inc.               X%                    X%
            San Francisco, CA

   Advisor

            MCB Trust Services Custodian             X%                    X%
            Liquidhub, Inc.
            Denver, CO

            UMBSC & CO                               X%                    X%
                FBO Kathryn E. Black IRA             X%                    X%
                Kansas City, MO

                FBO B Jeanmarie Amiri IRA R/0        X%                    X%
                Kansas City, MO

            SAFECO Investment Services, Inc.         X%                    X%
            Seattle, WA

            National Financial Services LLC          X%                    X%
            New York, NY

--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF        PERCENTAGE OF
                                            OUTSTANDING SHARES    OUTSTANDING SHARES
FUND/CLASS SHAREHOLDER                        OWNED OF RECORD    OWNED BENEFICIALLY(1)

LIFE SCIENCES

   Institutional

            Trustees of American Century             X%                    X%
            Profit Sharing & 401K
            Savings Plan & Trust
            Kansas City, MO

            UMB Trustee American Century             X%                    X%
            Executive Deferred Compensation
            Plan & Trust
            Kansas City, MO

     C

            Legg Mason Wood Walker, Inc.             X%                    X%
            Baltimore, MD

            Scottrade, Inc.                          X%                    X%
                FBO George J. Ryan Trust             X%                    X%
                St. Louis, MO

                FBO John E. Stirratt                 X%                    X%
                St. Louis, MO

            American Enterprise Investment Svcs      X%                    X%
            Minneapolis, MN
--------------------------------------------------------------------------------

Technology

   Investor

            Charles Schwab & Co., Inc.               X%                    X%
            San Francisco, CA

   Advisor

            Morgan Stanley DW Inc. Custodian         X%                    X%
            For Harry J. Doughtery
            New York, NY

            National Financial Services LLC          X%                    X%
            New York, NY

            Scottrade, Inc.                          X%                    X%
                FBO Michael G. McCormick             X%                    X%
                St. Louis, MO

                FBO Jeffrey Lacy Plum                X%                    X%
                St. Louis, MO

   Institutional

            Trustees of American Century             X%                    X%
            Profit Sharing & 401K
            Savings Plan & Trust
            Kansas City, MO

            UMB Trustee American Century             X%                    X%
            Executive Deferred
            Compensation Plan & Trust
            Kansas City, MO

--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American  Century  World Mutual  Funds,  Inc. A
shareholder  owning  of  record  or  beneficially  more  than  25%  of a  fund's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders. As of March X, 2005, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACGIM, ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly,  by ACC.
James E. Stowers,  Jr.  controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Global  Investment  Management,  Inc.  (ACGIM)  serves as the investment  advisor for each of the funds except  Technology.  American  Century
Investment  Management,  Inc.  (ACIM)  serves  as  the  investment  advisor  for
Technology. A description of the responsibilities of the advisor (ACGIM or ACIM)
appears in each prospectus under the heading Management.

For  services  provided  to each  fund,  the  advisor  receives a fee based on a percentage  of the net assets of each fund.  The amount of the fee is calculated daily and paid monthly in arrears.  For funds with a stepped fee  schedule,  the rate of the fee is  determined  by  applying  the fee rate  calculation  formula indicated  on the tables  below.  This  formula  takes into  account  all of the advisor's assets under management in the fund's investment  strategy  ("strategy assets") to  calculate  the  appropriate  fee rates for the fund.  The  strategy assets  include the fund's assets and the assets of other clients of the advisor that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                          CLASS               PERCENTAGE OF STRATEGY ASSETS

EMERGING MARKETS           Investor and C         2.00% of first $250 million
                                                  1.80% of the next $250 million
                                                  1.50% of the next $500 million
                                                  1.25% over $1 billion

                           Institutional          1.80% of first $250 million
                                                  1.60% of the next $250 million
                                                  1.30% of the next $500 million
                                                  1.05% over $1 billion

                           Advisor                1.75% of first $250 million
                                                  1.55% of the next $250 million
                                                  1.25% of the next $500 million
                                                  1.00% over $1 billion

GLOBAL GROWTH              Investor and C         1.30% of first $1 billion
                                                  1.15% of the next $1 billion
                                                  1.05% over $2 billion

                           Institutional          1.10% of first $1 billion
                                                  0.95% of the next $1 billion
                                                  0.85% over $2 billion

                           Advisor                1.05% of first $1 billion
                                                  0.90% of the next $1 billion
                                                  0.80% over $2 billion

INTERNATIONAL DISCOVERY    Investor               1.75% of first $500 million
                                                  1.40% of the next $500 million
                                                  1.20% over $1 billion

                           Institutional          1.55% of first $500 million
                                                  1.20% of the next $500 million
                                                  1.00% over $1 billion

                           Advisor                1.50% of first $500 million
                                                  1.15% of the next $500 million
                                                  0.95% over $1 billion

INTERNATIONAL GROWTH       Investor, A, B,        1.50% of first $1 billion
                           C and R                1.20% of the next $1 billion
                                                  1.10% over $2 billion

                           Institutional          1.30 of first $1 billion
                                                  1.00% of the next $1 billion
                                                  0.90% over $2 billion

                           Advisor                1.25% of first $1 billion
                                                  0.95% of the next $1 billion
                                                  0.85% over $2 billion

INTERNATIONAL              Investor               2.00% of first $250 million
OPPORTUNITIES                                     1.80% of the next $250 million
                                                  1.60 % over $500 million

                           Institutional          1.80% of first $250 million
                                                  1.60% of the next $250 million
                                                  1.40% over $500 million

FUND                       CLASS                  PERCENTAGE OF NET ASSETS

INTERNATIONAL STOCK        Investor               1.50% of first $1 billion
                                                  1.20% of the next $1 billion
                                                  1.10% over $2 billion
LIFE SCIENCES              Investor and C         1.50% of first $250 million
                                                  1.40% of the next $250 million
                                                  1.30% over $500 million
                           Institutional          1.30% of first $250 million
                                                  1.20% of the next $250 million
                                                  1.10% over $500 million
                           Advisor                1.25% of first $250 million
                                                  1.15% of the next $250 million
                                                  1.05% over $500 million
TECHNOLOGY                 Investor               1.50% of first $500 million
                                                  1.40% of the next $250 million
                                                  1.30% of the next $250 million
                                                  1.20% over $1 billion
                           Institutional          1.30% of first $500 million
                                                  1.20% of the next $250 million
                                                  1.10% of the next $250 million
                                                  1.00% over $1 billion
                           Advisor                1.25% of first $500 million
                                                  1.15% of the next $250 million
                                                  1.05% of the next $250 million
                                                  0.95% over $1 billion

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2004,  2003 and 2002,  are indicated in the following  table.
Because  International  Stock was not in operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                        2004              2003                2002
--------------------------------------------------------------------------------
EMERGING MARKETS

   Investor                   $2,539,382        $1,576,170         $1,983,488

   Institutional              $1,509,273          $662,797           $353,006

   C                              $8,742            $3,663               $675(1)

   Advisor                       $18,451           $11,042            $22,870

--------------------------------------------------------------------------------
GLOBAL GROWTH

   Investor                   $3,567,134        $2,858,429         $3,187,939

   Institutional                 $74,919           $63,636            $39,684

   C                              $1,254              $452               $202(2)

   Advisor                       $17,450            $9,149             $6,611

--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Investor                  $15,998,715       $13,502,397        $14,754,334

   Institutional              $2,100,036        $1,858,723         $2,256,919

   Advisor                        $2,250            $1,716             $2,938

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor                  $30,307,265       $29,726,052        $36,212,774

   Institutional              $3,205,841        $3,036,472         $3,208,175

   A                            $146,226           $31,435(3)             N/A

   B                             $11,227            $2,182(4)             N/A

   C                             $45,064           $15,198             $8,983

   R                              $3,431                $8(5)             N/A

   Advisor                    $2,584,027        $2,149,266         $2,067,549

--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

   Investor                   $2,578,521          $724,851           $342,956

   Institutional                $173,992           $97,492(6)             N/A

(1)  THE INCEPTION DATE FOR THE C CLASS IS DECEMBER 18, 2001.

(2)  THE INCEPTION DATE FOR THE C CLASS IS MARCH 1, 2002.

(3)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(4)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(5)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(6)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.

UNIFIED MANAGEMENT FEES

FUND/CLASS                        2004              2003                2002
--------------------------------------------------------------------------------
LIFE SCIENCES

   Investor                   $2,451,463        $2,236,798         $2,897,187

   Institutional                 $52,327           $51,942            $51,125

   C                                $255              $120                $89

   Advisor                        $1,065              $435               $281

--------------------------------------------------------------------------------
TECHNOLOGY

   Investor                   $2,735,839        $2,166,238         $2,150,160

   Institutional                $111,706          $118,561           $112,155

   Advisor                          $604              $336               $244

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)

                                REGISTERED            OTHER POOLED          OTHER ACCOUNTS
                                INVESTMENT            INVESTMENT VEHICLES   (E.G., SEPARATE
                                COMPANIES (E.G.,      (E.G., COMMINGLED     ACCOUNTS
                                OTHER AMERICAN        TRUSTS AND 529        AND CORPORATE
                                CENTURY FUNDS         EDUCATION             ACCOUNTS INCLUDING
                                AND AMERICAN          SAVINGS PLANS)        INCUBATION
                                CENTURY -                                   STRATEGIES,
                                SUBADVISED FUNDS)                           CORPORATE MONEY)
EMERGING MARKETS

Michael      Number of Other            2                    0                     0
Donnelly     Accounts Managed

             Assets in Other    $2,605,905,557.61           N/A                   N/A
             Accounts Managed

Raymond      Number of Other            0                    0                     0
Kong         Accounts Managed

             Assets in Other           N/A                  N/A                   N/A
             Accounts Managed

GLOBAL GROWTH

Trevor       Number of Other            0                    0                     0
Gurwich      Accounts Managed

             Assets in Other           N/A                  N/A                   N/A
             Accounts Managed

Matthew      Number of Other            0                    0                     1
Hudson       Accounts Managed

             Assets in Other           N/A                  N/A              $1,123,011.24
             Accounts Managed

INTERNATIONAL DISCOVERY

Brian        Number of Other            0                    0                     3
Brady        Accounts Managed

             Assets in Other           N/A                  N/A             $181,765,621.36
             Accounts Managed

Mark         Number of Other            0                    0                     3
Kopinski     Accounts Managed

             Assets in Other           N/A                  N/A             $181,765,621.36
             Accounts Managed

INTERNATIONAL GROWTH

Keith        Number of Other           7(1)                  1                     1
Creveling    Accounts Managed

             Assets in Other    $1,940,679,192.67     $58,342,816.95        $166,976,547.51
             Accounts Managed

Michael      Number of Other          10(1)                  1                     1
Perelstein   Accounts Managed

             Assets in Other    $5,200,088,591.51     $58,342,816.95        $166,976,547.51
             Accounts Managed

INTERNATIONAL OPPORTUNITIES

Federico     Number of Other            1                    0                     3
Laffan       Accounts Managed

             Assets in Other     $141,980,235.96            N/A             $124,576,957.60
             Accounts Managed

Lynn         Number of Other            1                    0                     3
Schroeder    Accounts Managed

             Assets in Other     $141,980,235.96            N/A             $124,576,957.60
             Accounts Managed

INTERNATIONAL STOCK(2)

Keith        Number of Other            7                    1                     1
Creveling    Accounts Managed

             Assets in Other    $4,926,775,657.08     $58,342,816.95        $166,976,547.51
             Accounts Managed

Michael      Number of Other
Perelstein   Accounts Managed           10                   1                     1

             Assets in Other    $8,186,185,055.92     $58,342,816.95        $166,976,547.51
             Accounts Managed

LIFE SCIENCES

Arnie        Number of Other            0                    0                     0
Douville     Accounts Managed

             Assets in Other           N/A                  N/A                   N/A
             Accounts Managed

Christy      Number of Other            0                    0                     0
Turner       Accounts Managed

             Assets in Other           N/A                  N/A                   N/A
             Accounts Managed

TECHNOLOGY

Thomas       Number of Other            0                    0                     0
Telford      Accounts Managed

             Assets in Other           N/A                  N/A                   N/A
             Accounts Managed

(1)  INCLUDES  INTERNATIONAL  STOCK,  WHICH HAS AN  INCEPTION  DATE OF MARCH 31,
     2005.

(2)  THE FUND'S  INCEPTION DATE IS MARCH 31, 2005. THE  INFORMATION IS PRESENTED
     AS IF THE FUND HAD BEEN IN OPERATION AS OF NOVEMBER 30, 2004.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as "tracking  portfolios."  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  investment  performance  is measured by a  combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

The starting  point for each fund's  custom peer group and its market  benchmark for compensation purposes are shown in the following table.

------------------------- ---------------------------------- ---------------------------
FUND                      PEER GROUP                         BENCHMARK
------------------------- ---------------------------------- ---------------------------
Emerging Markets          Lipper Emerging Markets            MSCI Emerging Markets Free
------------------------- ---------------------------------- ---------------------------
Global Growth             Lipper Global Funds                MSCI World Free
------------------------- ---------------------------------- ---------------------------
International Discovery   Lipper International Small-Cap     Citi EMI World Growth
                          Funds, excluding Value             ex US
------------------------- ---------------------------------- ---------------------------
International Growth      Lipper International Funds,        MSCI EAFE
                          excluding Value
------------------------- ---------------------------------- ---------------------------
International             Lipper International Small-Cap     Citi EMI World Growth
Opportunities             Funds, excluding Value             ex US
------------------------- ---------------------------------- ---------------------------
International Stock       [TO BE PROVIDED]                   [TO BE PROVIDED]
------------------------- ---------------------------------- ---------------------------
Life Sciences             Lipper Specialty Funds, Health &   S&P Composite 1500
                          Biotechnology                      Healthcare Index
------------------------- ---------------------------------- ---------------------------
Technology                Lipper Specialty Funds, Science    S&P Composite 1500
                          & Technology                       Technology Index
------------------------- ---------------------------------- ---------------------------

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the adviser's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in limited situations,  primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the
American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of November 30, 2004, the fund's most recent fiscal year end.  American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee.  Because  International  Stock was not in operation as of November 30, 2004, it is not included in the chart below.

OWNERSHIP OF SECURITIES

                               AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

EMERGING MARKETS

    Michael Donnelly                               C

    Raymond Kong                                   A

GLOBAL GROWTH

    Trevor Gurwich                                 C

    Matthew Hudson                                 E

INTERNATIONAL DISCOVERY

    Brian Brady                                    D

    Mark Kopinski                                  F

INTERNATIONAL OPPORTUNITIES

    Federico Laffan                                A

    Lynn Schroeder                                 D

INTERNATIONAL GROWTH

    Keith Creveling                                C

    Michael Perelstein                             C

LIFE SCIENCES

    Arnie Douville                                 C

    Christy Turner                                 C

TECHNOLOGY

    Thomas Telford                                 E

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

SUBADVISORS

The  investment  management  agreements  provide  that the advisor may  delegate certain  responsibilities  under  the  agreements  to a  subadvisor.  Currently,
American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash  portion of each fund (except  Technology)  under a  subadvisory  agreement between American  Century Global  Investment  Management,  Inc. (ACGIM) and ACIM
dated January 1, 2005. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance  is  specifically  approved by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's  directors,  including a majority of those  directors who are neither  parties to the agreement nor interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The subadvisory  agreement is subject to termination without penalty on 60 days'
written  notice by ACIM,  ACGIM,  the Board of  Directors,  or a majority of the fund's  outstanding  votes and will terminate  automatically in the event of (i)
its assignment or (ii) termination of the investment  advisory agreement between the fund and ACGIM.

The subadvisory  agreement provides that ACIM will make investment decisions for
the  funds  (except   Technology)  in  accordance  with  the  funds'  investment
objective,   policies,   and  restrictions,   and  whatever  additional  written
guidelines  it may  receive  from ACGIM from time to time.  For these  services,
ACGIM  will pay ACIM a  monthly  fee at an annual  rate of 0.45% of each  fund's
(except Technology's) average daily net assets.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and software  and  personnel,  for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment,  see the discussion  under the caption  INVESTMENT
ADVISOR on page X.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page X. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or in deciding  which  securities are purchased or sold by the  funds.  The  funds,  however,  may  invest in  certain  obligations  of the custodians  and  may  purchase  or  sell  certain  securities  from  or  to  the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte &  Touche LLP is the independent  registered public accounting firm of the funds. The address of Deloitte &  Touche LLP is 1010 Grand Boulevard,
Kansas City,  Missouri 64106. As the independent  registered  public  accounting firm of the funds, Deloitte & Touche LLP provides services including:

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting  brokers.  ACGIM,  for the cash  portion of the funds it manages,  has delegated responsibility for selecting brokers to execute portfolio transactions to ACIM under the terms of the investment subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and dealers.  The advisor or subadvisor evaluates such information and services, together  with all  other  information  that it may  have,  in  supervising  and managing the investments of the funds. Because such information and services may vary in amount,  quality and reliability,  their influence in selecting  brokers varies  from none to very  substantial.  The  advisor or  subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information and services.  Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such  information and services for the purpose of reducing  the expense of providing  required  services to the funds.

In the years ended November 30, 2004,  2003 and 2002, the brokerage  commissions of each fund is listed below.  Because  International Stock was not in operation as of the fiscal year end, it is not included in the table below.

FUND                             2004               2003              2002

Emerging Markets              $2,610,100        $2,063,281         $3,040,810

Global Growth                   $586,362          $814,946         $1,831,436

International Discovery      $10,049,347        $9,263,736        $10,287,829

International Growth         $12,050,055       $15,644,627        $24,621,894

International Opportunities     $917,236          $548,093           $251,581

Life Sciences                   $420,107          $281,357           $616,359

Technology                      $853,680          $751,753           $639,974

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies:

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                       BROKER, DEALER OR PARENT         NOVEMBER 30, 2004

GLOBAL GROWTH              Citigroup Inc.                           $X

                           Lehman Brothers Holdings, Inc.           $X

                           UBS AG                                   $X

INTERNATIONAL GROWTH       UBS AG                                   $X

                           Credit Suisse Group                      $X

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian and the shares of each series  represent a beneficial  interest in the principal,  earnings and profit (or losses) of investment  and other assets held for each  series.  Your rights as a  shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have  equal  redemption  rights.  Each  share,  when  issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower unified  management fee. In addition to the management fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The Plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the Plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The Plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  directors or by vote of a majority of the  outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the A Class Plan was: International Growth, $29,272.

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  November 30, 2004,  the  aggregate  amount of fees paid under the B Class
Plan was: International Growth, $8,993.

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  November 30, 2004,  the  aggregate  amount of fees paid under the C Class
Plan were:

     Emerging Markets                 $4,370

     Global Growth                      $965

     International Growth            $36,127

     Life Sciences                      $169

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the R Class Plan was: International Growth, $1,375.

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the Advisor Class Plan were:

     Emerging Markets                 $5,272

     Global Growth                    $8,310

     International Discovery            $906

     International Growth         $1,292,410

     Life Sciences                      $426

     Technology                         $242

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but are not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended  November 30,  2004,  the amount of fees paid under the Advisor Class Plan for shareholder services were:

     Emerging Markets                 $2,636

     Global Growth                    $4,155

     International Discovery            $453

     International Growth           $646,205

     Life Sciences                      $213

     Technology                         $121

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to

(a)  the payment of sales  commissions,  on going commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to Selling Agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  November 30,  2004,  the amount of fees paid under the Advisor Class Plan for distribution services were:

     Emerging Markets                 $2,636

     Global Growth                    $4,155

     International Discovery            $453

     International Growth           $646,205

     Life Sciences                      $213

     Technology                         $121

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

No  contingent  deferred  sales charges were paid to the  distributor  for the A
Class  and B Class  shares  in the  fiscal  year  ended  November  30,  2004 for
International  Growth.

The aggregate  contingent  deferred sales charges paid to the  distributor for C
Class shares in the fiscal year ended November 30, 2004 were:

     Emerging Markets                       $536.56

     Global Growth                               $0

     International Growth                 $1,511.72

     Life Sciences                           $70.26

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                            DEALER CONCESSION

LESS THAN $50,000                                5.00%

$50,000 - $99,999                                4.00%

$100,000 - $249,999                              3.25%

$250,000 - $499,999                              2.00%

$500,000 - $999,999                              1.75%

$1,000,000 - $3,999,999                          1.00%

$4,000,000 - $9,999,999                          0.50%

GREATER THAN $10,000,000                         0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the  Exchange),  each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The Exchange typically  observes the following  holidays:  New Year's Day, Martin Luther King
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day,  Thanksgiving  Day and  Christmas  Day.  Although the funds expect the same holiday  schedule  to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted.  Portfolio  securities  primarily traded on foreign  securities exchanges  are  generally  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily  traded or as of the close of the New
York Stock  Exchange,  if that is earlier.  That value is then converted to U.S.
dollars at the prevailing  foreign exchange rate. If no sale is reported,  or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.  Distributions  from gains on assets held by the funds longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the funds.  If you purchase  shares in the fund and sell them at a loss  within six  months,  your loss on the sale of those  shares will be  treated as a  long-term  capital  loss to the  extent of any  long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments  by  non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of November 30, 2004, the funds in the table below had the following  capital loss carryover,  which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.

FUND                             2008         2009          2010           2011
----                             ----         ----          ----           ----

Emerging Markets                  -            -             -              -

Global Growth                     -       (54,462,271)  (28,716,613)     (459,455)

International Discovery           -            -             -              -

International Growth              -      (522,319,233) (637,150,427)  (57,765,728)

International Opportunities       -            -             -              -

Life Sciences                     -        (9,534,587)  (31,726,839)        -

Technology                  (8,399,280)  (188,675,022)  (52,734,829)        -

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you will  generally  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements have been audited by Deloitte &  Touche LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included  in the funds'  Annual  Reports  for the fiscal  year ended
November 30, 2004, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectus and in this SAI, some of the funds may invest in fixed-income  securities.  Those  investments,  however,  are subject to certain credit  quality  restrictions  as noted in the  prospectus.  The  following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

STANDARD & POOR'S

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated BB,  but  currently  has the  capacity  to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  for the taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

MOODY'S INVESTORS SERVICE, INC.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D     The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               DDD obligations have the highest  potential for recovery,  around
               90%-  100%  of  outstanding  amounts  and  accrued  interest.  DD indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their  obligations.  Entities rated DDD have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated DD and D are generally  undergoing a formal  reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P   MOODY'S   DESCRIPTION

A-1   Prime-1   This indicates that the degree of safety regarding timely payment
      (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2   Prime-2   Capacity for timely payment on commercial paper is satisfactory,
      (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3   Prime-3   Satisfactory capacity for timely repayment. Issues that carry this
      (P-3)     rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P    MOODY'S         DESCRIPTION

SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing
                       or from established and broad-based access to the market for refinancing, or both.

SP-2   MIG-2; VMIG-2   Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3   MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                       accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4   MIG-4; VMIG-4   Notes are of adequate quality carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     o EDGAR database at sec.gov
                    o By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                               AMERICANCENTURY.COM

                                      FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

0503
SH-SAI-41804

PART C    OTHER INFORMATION

Item 22.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth Century World Investors,
Inc., dated December 27, 1990 (filed electronically as Exhibit B1a to
Post-Effective Amendment No. 6 to the Registration Statement of the Registrant
on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century World Investors, Inc.,
dated August 10, 1993 (filed electronically as Exhibit B1b to Post-Effective
Amendment No. 9 to the Registration Statement of the Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed electronically as Exhibit B1b to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated April 24, 1995 (filed electronically as Exhibit B1c to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated March 11, 1996 filed electronically as Exhibit B1d to Post-Effective
Amendment No. 7 to the Registration Statement of the Registrant on June 13,
1996, File No. 33-9242, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed electronically as Exhibit B1f to Post-Effective
Amendment No. 9 to the Registration Statement of the Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (7) Articles of Amendment of Twentieth Century World Investors, Inc.,
dated December 2, 1996 (filed electronically as Exhibit B1e to Post-Effective
Amendment No. 8 to the Registration Statement of the Registrant on March 31,
1997, File No. 33-39242, and incorporated herein by reference).

          (8) Articles Supplementary of American Century World Mutual Funds,
Inc., dated December 2, 1996 (filed electronically as Exhibit B1f to
Post-Effective Amendment No. 8 to the Registration Statement of the Registrant
on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

          (9) Articles Supplementary of American Century World Mutual Funds,
Inc., dated November 13, 1998 (filed electronically as Exhibit B1i to
Post-Effective Amendment No. 12 to the Registration Statement of the Registrant
on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (10) Articles Supplementary of American Century World Mutual Funds,
Inc., dated February 16, 1999 (filed electronically as Exhibit a10 to
Post-Effective Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

          (11) Articles Supplementary of American Century World Mutual Funds,
Inc., dated May 22, 2000 (filed electronically as Exhibit a11 to Post-Effective
Amendment No. 19 to the Registration Statement of the Registrant on May 24,
2000, File No. 33-39242, and incorporated herein by reference).

          (12) Articles Supplementary of American Century World Mutual Funds,
Inc., dated October 18, 2000 (filed electronically as Exhibit a12 to
Post-Effective Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Articles Supplementary of American Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the Registration Statement of the Registrant on April 19,
2001, File No. 33-39242, and incorporated herein by reference).

          (14) Articles Supplementary of American Century World Mutual Funds,
Inc., dated May 21, 2001 (filed electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the Registration Statement of the Registrant on March 28,
2002, File No. 33-39242, and incorporated herein by reference).

          (15) Articles Supplementary of American Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration Statement of the Registrant on October 10,
2002, File No. 33-39242, and incorporated herein by reference).

          (16) Articles Supplementary of American Century World Mutual Funds,
Inc., dated August 14, 2003 (filed electronically as Exhibit a16 to
Post-Effective Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

          (17) Articles Supplementary of American Century World Mutual Funds,
Inc. (to be filed by amendment).

     (b) Amended and Restated By-Laws, dated September 21, 2004, are included herein.

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, and Article Ninth of
Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) to Post-
Effective Amendment No. 6 on Form N-1A of the Registrant, and Article Fifth of
Registrant's Articles of Amendment, appearing as Exhibit (a)(2) to
Post-Effective Amendment No. 9 on Form N-1A of the Registrant, to the
Registration Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of Registrant's Amended and Restated
By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated Management Agreement with American Century
Investment Management, Inc., dated August 1, 2004, is included herein.

          (2) Assignment and Assumption Agreement with American Century
Investment Management, Inc. and American Century Global Investment Management,
Inc., dated January 1, 2005, is included herein.

          (3) Investment Subadvisory Agreement with American Century Investment
Management, Inc. and American Century Global Investment Management, Inc., dated
January 1, 2005, is included herein.

          (4) Management Agreement with American Century Global Investment
Management, Inc. (to be filed by amendment).

          (5) Amended and Restated Investment Subadvisory Agreement with
American Century Investment Management, Inc. and American Century Global
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated November 17, 2004 (filed electronically as
Exhibit e to Post-Effective Amendment No. 106 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213, and
incorporated herein by reference).

          (2) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g) (1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and
incorporated herein by reference).

          (4) Supplemental Agreement with The Chase Manhattan Bank, dated July
30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16
to the Registration Statement of the Registrant on March 10, 2000, File No.
33-39242, and incorporated herein by reference).

          (5) Supplemental Agreement with The Chase Manhattan Bank, dated
February 1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment
No. 23 to the Registration Statement of the Registrant on March 14, 2001, File
No. 33-39242, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century Services, Inc., dated March 1, 1991 (filed electronically as Exhibit B9 to Post-Effective
Amendment No. 6 to the Registration Statement of the Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (2) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

          (3) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 15, 2004 (filed electronically as Exhibit h10 to Post-Effective Amendment No. 38 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 29, 2004, File No. 2-82734, and incorporated herein by reference).

          (4) Customer Identification Program Reliance Agreement dated August
26, 2004 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 1
to the Registration Statement of American Century Asset Allocation Portfolios,
Inc. on September 1, 2004, File No. 333-116351, and incorporated herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP, independent registered public accounting firm (to be filed by amendment).

          (2) Power of Attorney, dated November 16, 2004 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 106 to the Registration Statement
of American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3) Secretary's Certificate, dated November 16, 2004 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration Statement of American Century Capital
Portfolios, Inc. on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (2) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 13, 1997 (filed electronically as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213, and
incorporated herein by reference).

          (3) Amendment No. 2 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213, and
incorporated herein by reference).

          (4) Amendment No. 3 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 30, 1998 (filed electronically as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5) Amendment No. 4 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
the Registrant on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (6) Amendment No. 5 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed electronically as
Exhibit m6 to Post-Effective Amendment No. 83 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213, and
incorporated herein by reference).

          (7) Amendment No. 6 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated July 30, 1999 (filed electronically as
Exhibit m7 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Capital Portfolios, Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8) Amendment No. 7 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed electronically as
Exhibit m8 to Post-Effective Amendment No. 87 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213, and
incorporated herein by reference).

          (9) Amendment No. 8 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated June 1, 2000 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 19 to the Registration Statement of
the Registrant on May 24, 2000, File No. 33-39242, and incorporated herein by reference).

          (10) Amendment No. 9 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated April 30, 2001 (filed electronically as
Exhibit m10 to Post-Effective Amendment No. 24 to the Registration Statement of
the Registrant on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (11) Amendment No. 10 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated December 3, 2001 (filed electronically as
Exhibit m11 to Post-Effective Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213, and
incorporated herein by reference).

          (12) Amendment No. 11 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed electronically as
Exhibit m12 to Post-Effective Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Amendment No. 12 to the Master Distribution and Shareholder
Services Plan (Advisor Class), dated August 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios, Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual Shareholder Services Plan (C
Class), dated March 1, 2001 (filed electronically as Exhibit m11 to
Post-Effective Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (15) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed electronically as Exhibit m12 to Post-Effective Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (16) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m15 to Post-Effective Amendment No. 27 to the
Registration Statement of the Registrant on October 10, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated February 27, 2004 (filed electronically as Exhibit m16 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 30, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 20 to the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated November 17, 2004 (filed electronically as Exhibit m19 to Post-Effective Amendment No. 106 to the
Registration Statement of the American Century Mutual Funds, Inc. on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual Shareholder Services Plan (A
Class) dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (21) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (A Class) dated February 27, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (22) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated September 30, 2004 (filed electronically as Exhibit m22 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (23) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated November 17, 2004 (filed electronically as Exhibit m23 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24) Master Distribution and Individual Shareholder Services Plan (B
Class) dated September 3, 2002 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (25) Amendment No. 1 to the Master Distribution and Shareholder
Services Plan (B Class) dated February 27, 2004 (filed electronically as Exhibit
m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213, and
incorporated herein by reference).

          (26) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated September 30, 2004 (filed electronically as Exhibit m26 to Post-Effective No. 106 to the Registration
Statement of American Century Mutual Funds, Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (27) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated November 17, 2004 (filed electronically as Exhibit m27 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (28) Master Distribution and Individual Shareholder Services Plan (R
Class), dated August 29, 2003 (filed electronically as Exhibit m16 to
Post-Effective Amendment No. 17 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (29) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed electronically as
Exhibit m15 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated Multiple Class Plan dated September 3, 2002
(filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan
dated as of February 27, 2004 (filed electronically as Exhibit n4 to
Post-Effective Amendment No. 104 to the Registration Statement of American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213, and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust, on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated September 30, 2004 (filed electronically as Exhibit n7 to Post-Effective
Amendment No. 20 to the Registration Statement of American Century Strategic
Asset Allocations, Inc., on September 29, 2004, File No. 33-79482, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed electronically as Exhibit n8 to Post-Effective
Amendment No. 106 to the Registration Statement of American Century Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213, and incorporated herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 38 to the Registration Statement
of American Century California Tax-Free and Municipal Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 23. Persons Controlled by or Under Common Control with Fund

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 24. Indemnification

     The Registrant is a Maryland Corporation. Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 25.  Business and Other Connections of Investment Advisor

          None.

Item 26.  Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of
ACIS:

Name and Principal       Positions and Offices         Positions and Offices
Business Address*          with Underwriter              with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.    Chairman and Director            Director and
                                                          Chairman
                                                          Emeritus

James E. Stowers III     Co-Chairman and Director         Director and
                                                          Vice-Chairman

William M. Lyons         President, Chief Executive       President
                         Officer and Director

Robert T. Jackson        Executive Vice President,        Executive Vice
                         Chief Financial Officer          President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President            none

Brian Jeter              Senior Vice President            none

Mark Killen              Senior Vice President            none

Dave Larrabee            Senior Vice President            none

Barry Mayhew             Senior Vice President            none

David C. Tucker          Senior Vice President            Senior Vice
                         and General Counsel              President
                                                          and General
                                                          Counsel

Clifford Brandt          Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27.   Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century World Mutual Funds, Inc., American Century
Services, LLC, American Century Global Investment Management, Inc. and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 28.  Management Services - Not Applicable

Item 29.   Undertakings - Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City,
State of Missouri on the 14th day of January, 2005.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/ William M. Lyons
                              -----------------------------------------
                              William M. Lyons
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                          Date

*William M. Lyons          President                       January 14, 2005
----------------------     and Principal
William M. Lyons           Executive Officer

*Maryanne Roepke           Senior Vice President,          January 14, 2005
----------------------     Treasurer and Chief
Maryanne Roepke            Accounting Officer

*James E. Stowers, Jr.     Chairman Emeritus of the        January 14, 2005
----------------------     Board and Director
James E. Stowers, Jr.

*James E. Stowers III      Director, Vice Chairman         January 14, 2005
----------------------     of the Board
James E. Stowers III

*Thomas A. Brown           Director                        January 14, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.     Director                        January 14, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock          Director                        January 14, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt           Chairman of the Board           January 14, 2005
----------------------     and Director
Donald H. Pratt

*Gale E. Sayers            Director                        January 14, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord    Director                        January 14, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster        Director                        January 14, 2005
----------------------
Timothy S. Webster

*By /s/ Brian L. Brogan
    ---------------------------------------------
    Brian L. Brogan
    Attorney-in-Fact (pursuant to a
    Power of Attorney dated November 16, 2004)